Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NOAH
Entity Registrant Name	NOAH HOLDINGS LTD
Entity Central Index Key	0001499543
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	27,434,389

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 119,561,152	$ 136,859,336
Restricted cash	80,256	79,442
Short-term investments	49,035,610	20,714,145
Accounts receivable, net of allowance for doubtful accounts of nil at December 31, 2011 and 2012, respectively	10,055,724	6,233,227
Amounts due from related parties	4,492,523	1,734,405
Deferred tax assets	2,837,892	2,898,399
Other current assets	3,624,590	2,192,988
Total current assets	189,687,747	170,711,942
Long-term investments	3,106,692	1,892,308
Investment in affiliates	6,055,343	2,434,689
Property and equipment, net	4,387,953	4,436,936
Other non-current assets	1,025,917	928,496
Non-current deferred tax assets	1,105,816	537,988
Total assets	205,369,468	180,942,359
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Ltd. of 171,725 and 793,300 as of December 31, 2011 and 2012, respectively)	11,926,784	9,477,432
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Ltd. of (19,597) and 521,197 as of December 31, 2011 and 2012, respectively)	2,446,040	1,932,895
Uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of 322,378 and nil as of December 31, 2011 and 2012, respectively)		322,378
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of 141,082 and 1,252,490 as of December 31, 2011 and 2012, respectively)	11,951,894	5,062,950
Total current liabilities	26,324,718	16,795,655
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of 1,004,714 and 1,015,003 as of December 31, 2011 and 2012, respectively)	1,451,897	1,272,219
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of nil and 28,197 as of December 31, 2011 and 2012, respectively)	2,087,028	1,854,762
Total liabilities	29,863,643	19,922,636
Shareholders' equity:
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	14,140	13,981
Treasury stock (845,139 ordinary shares as of December 31, 2012)	(8,520,763)
Additional paid-in capital	123,310,962	118,905,004
Retained earnings	53,357,034	38,387,488
Accumulated other comprehensive income	5,049,978	3,713,250
Total Noah Holdings Ltd shareholders' equity	173,211,351	161,019,723
Non-controlling interests	2,294,474
Total Shareholders' Equity	175,505,825	161,019,723
Total Liabilities and Equity	$ 205,369,468	$ 180,942,359

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts
Accrued payroll and welfare expenses	11,926,784	9,477,432
Income tax payable	2,446,040	1,932,895
Uncertain tax position liabilities		322,378
Other current liabilities	11,951,894	5,062,950
Non-current uncertain tax position liabilities	1,451,897	1,272,219
Other non-current liabilities	2,087,028	1,854,762
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,279,528	27,962,586
Ordinary shares, shares outstanding	27,434,389	27,962,586
Ordinary shares, treasury stock	845,139
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	793,300	171,725
Income tax payable	521,197	(19,597)
Uncertain tax position liabilities		322,378
Other current liabilities	1,252,490	141,082
Non-current uncertain tax position liabilities	1,015,003	1,004,714
Other non-current liabilities	$ 28,197

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Third-party revenues	$ 65,780,848	$ 63,636,367	$ 30,996,179
Related party revenues	25,982,724	12,724,077	9,068,669
Total revenues	91,763,572	76,360,444	40,064,848
Less: business taxes and related surcharges	(5,068,066)	(4,197,118)	(2,201,289)
Net revenues	86,695,506	72,163,326	37,863,559
Operating cost and expenses:
Cost of revenues	(17,971,305)	(14,805,431)	(6,570,752)
Selling expenses	(27,338,878)	(19,262,014)	(8,488,457)
General and administrative expenses	(19,835,319)	(13,556,787)	(7,292,577)
Other operating income	4,295,029	562,333	172,737
Total operating cost and expenses	(60,850,473)	(47,061,899)	(22,179,049)
Income from operations	25,845,033	25,101,427	15,684,510
Other income (expenses):
Interest income	2,451,731	1,953,619	179,069
Other (expense) income	110,690	128,425	(23,855)
Investment income	3,044,856	1,368,358	281,076
Foreign exchange (loss) gain	(180,856)	3,218,876	(129,205)
Gain on change in fair value of derivative liabilities			354,000
Total other income	5,426,421	6,669,278	661,085
Income before taxes and (loss) income from equity in affiliates	31,271,454	31,770,705	16,345,595
Income tax expense	(8,979,649)	(7,779,408)	(4,790,089)
(Loss) income from equity in affiliates, net of taxes	617,361	(21,347)	(25,137)
Net income	22,909,166	23,969,950	11,530,369
Less: net income attributable to non-controlling interests	82,712
Net income attributable to Noah Holdings Ltd. shareholders	22,826,454	23,969,950	11,530,369
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Net income attributable to ordinary shareholders of Noah Holdings Ltd.	$ 22,826,454	$ 23,969,950	$ 11,422,021
Net income per share:
Basic	$ 0.82	$ 0.86	$ 0.53
Diluted	$ 0.81	$ 0.84	$ 0.46
Weighted average number of shares used in computation:
Basic	27,751,335	27,894,953	16,665,918
Diluted	28,073,731	28,521,272	19,030,112

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 22,909,166	$ 23,969,950	$ 11,530,369
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,370,387	2,583,548	737,971
Other comprehensive income	1,370,387	2,583,548	737,971
Comprehensive income	24,279,553	26,553,498	12,268,340
Less: comprehensive income attributable to noncontrolling interest	116,371
Comprehensive income attributable to Noah Holdings Ltd. shareholders	24,163,182	26,553,498	12,268,340
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	$ 24,163,182	$ 26,553,498	$ 12,159,992

Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary Shares	Treasury Stock	Additional Paid-in Capital	Subscription Receivables	(Accumulated Deficit) Retained earning	Accumulated other comprehensive income	Total Noah Stockholders' Equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 5,474,467	$ 6,188		$ 2,087,219	$ (6,188)	$ 2,995,517	$ 391,731	$ 5,474,467
Beginning Balance (in shares) at Dec. 31, 2009		12,375,000
Net income	11,530,369					11,530,369		11,530,369
Deemed dividend on Series A convertible redeemable preferred shares	(108,348)					(108,348)		(108,348)
Share-based compensation	2,220,167			2,220,167				2,220,167
Vesting of restricted shares (in shares)		4,725,000
Vesting of restricted shares		2,362			(2,362)
Modification of Series A convertible redeemable preferred shares	2,153,500			2,153,500				2,153,500
Waiver of subscription receivables				(8,550)	8,550
Issuance of ordinary shares upon exercise of options (in shares)
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares (in shares)		5,900,000
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares	4,478,190	2,950		4,475,240				4,478,190
Issuance of ordinary shares, net of issuance cost of $10,777,495 (in shares)		4,830,000
Issuance of ordinary shares, net of issuance cost of $10,777,495	105,142,505	2,415		105,140,090				105,142,505
Foreign currency translation adjustments	737,971						737,971	737,971
Ending Balance at Dec. 31, 2010	131,628,821	13,915		116,067,666		14,417,538	1,129,702	131,628,821
Ending Balance (in shares) at Dec. 31, 2010		27,830,000
Net income	23,969,950					23,969,950		23,969,950
Share-based compensation	2,156,710			2,156,710				2,156,710
Vesting of restricted shares (in shares)		65,625
Vesting of restricted shares	366,188	33		366,155				366,188
Refund of issuance costs from the initial public offering	31,022			31,022				31,022
Issuance of ordinary shares upon exercise of options (in shares)	66,961	66,961
Issuance of ordinary shares upon exercise of options	283,484	33		283,451				283,484
Foreign currency translation adjustments	2,583,548						2,583,548	2,583,548
Ending Balance at Dec. 31, 2011	161,019,723	13,981		118,905,004		38,387,488	3,713,250	161,019,723
Ending Balance (in shares) at Dec. 31, 2011		27,962,586
Net income	22,909,166					22,826,454		22,826,454	82,712
Cash dividend paid (Note 12)	(7,856,908)					(7,856,908)		(7,856,908)
Share-based compensation	3,998,548			3,998,548				3,998,548
Vesting of restricted shares (in shares)		241,248
Vesting of restricted shares	87,187	121		87,066				87,187
Issuance of ordinary shares upon exercise of options (in shares)	75,694	75,694
Issuance of ordinary shares upon exercise of options	320,382	38		320,344				320,382
Repurchase of ordinary shares (Note 9) (in shares)	845,139		(845,139)
Repurchase of ordinary shares (Note 9)	(8,520,763)		(8,520,763)					(8,520,763)
Foreign currency translation adjustments	1,370,387						1,336,728	1,336,728	33,659
Noncontrolling interest capital injection	2,178,103								2,178,103
Ending Balance at Dec. 31, 2012	$ 175,505,825	$ 14,140	$ (8,520,763)	$ 123,310,962		$ 53,357,034	$ 5,049,978	$ 173,211,351	$ 2,294,474
Ending Balance (in shares) at Dec. 31, 2012		28,279,528	(845,139)

Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares, issuance cost	$ 10,777,495

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 22,909,166	$ 23,969,950	$ 11,530,369
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	63,441
Depreciation and amortization	1,814,528	1,001,862	390,327
Share-based compensation	3,998,548	2,156,710	2,220,167
Loss (gain) from equity in affiliates	(617,361)	21,347	25,137
Gain on change in fair value of trading securities			(55,875)
Gain on change in fair value of derivative liabilities			(354,000)
Changes in operating assets and liabilities:
Accounts receivable	(3,758,665)	(5,081,484)	(1,037,266)
Amounts due from related parties	(2,740,357)	(667,489)	(1,017,434)
Other current assets	(1,090,320)	42,358	(1,692,942)
Other non-current assets	(125,906)	(213,094)	(97,756)
Accrued payroll and welfare expenses	2,366,772	4,627,239	2,958,207
Income taxes payable	493,597	(4,631,970)	6,157,203
Other current liabilities	7,045,670	652,625	2,689,400
Other non-current liabilities	227,196	896,987	957,775
Uncertain tax position liabilities	(156,289)	168,926	98,577
Deferred tax assets and liabilities	(476,354)	(1,657,344)	(1,486,148)
Net cash provided by operating activities	29,953,666	21,286,623	21,431,109
Cash flows from investing activities:
Purchases of property and equipment	(1,888,748)	(3,583,215)	(1,159,247)
Internally developed intangible assets	(78,097)	(119,266)	(88,535)
Increase in short-term loan investment	(561,789)
Proceeds from sale of held-to-maturity securities	49,613,971	4,847,604	2,616,464
Purchase of held-to-maturity securities	(75,565,435)	(20,409,140)	(6,557,305)
Purchase of long-term investment	(3,106,692)
Increase in restricted cash			(75,758)
Investment in affiliates	(2,978,360)	(1,554,229)	(885,119)
Net cash used in investing activities	(34,565,150)	(20,818,246)	(6,149,500)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering			115,920,000
(Issuance costs of) refunds from the initial public offering		31,022	(10,777,495)
Proceeds from issuance of ordinary shares upon exercise of stock options and vesting of restricted shares	407,569	649,672
Contribution from noncontrolling interest of subsidiaries	2,178,103
Dividend distribution	(7,856,908)
Payment for purchase of treasury stock	(8,520,763)
Net cash provided by (used in) financing activities	(13,791,999)	680,694	105,142,505
Effect of exchange rate changes	1,105,299	2,440,571	729,809
Net increase (decrease) in cash and cash equivalents	(17,298,184)	3,589,642	121,153,923
Cash and cash equivalents- beginning of year	136,859,336	133,269,694	12,115,771
Cash and cash equivalents- end of year	119,561,152	136,859,336	133,269,694
Supplemental disclosure of cash flow information:
Cash paid for income taxes	9,238,287	13,290,599	242,146
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liabilities to additional paid-in capital upon modification of Series A convertible redeemable preferred shares			2,153,500
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares			4,478,190
Purchase of property and equipment in accounts payable	216,251	352,689	124,916
Purchases
Changes in operating assets and liabilities:
Trading securities			(15,875,634)
Proceeds
Changes in operating assets and liabilities:
Trading securities			$ 16,021,002

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), is a leading service provider focusing on distributing wealth management products to the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”), a consolidated variable interest entity, founded in the PRC in August 2005.

The Company’s significant subsidiaries as of December 31, 2012 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd.	August 24, 2007	PRC	100%
Shanghai Noah Financial Services Co., Ltd.*	April 18, 2008	PRC	100%
Noah Private Wealth Management (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2011	PRC	100%
Kunshan Noah Xingguan Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%

*	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory wealth management and related financial services.

Noah Investment’s significant subsidiaries as of December 31, 2012 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.*	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.	September 24, 2008	PRC	100%
Tianjin Gefei Asset Management Co., Ltd.**	March 18, 2010	PRC	100%
Gefei Asset Management Co., Ltd.**	February 9, 2012	PRC	100%

*	In February 2012, Shanghai Noah Investment Consulting Co., Ltd. was granted a mutual fund distribution license by the China Securities Regulatory Commission (“CSRC”), and was subsequently renamed as Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
**	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gefei Asset Management Co., Ltd (“Tianjin Gefei”) and Gefei Asset Management Co., Ltd (“Gefei Asset”) which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of Presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

As foreign-invested companies engaged in insurance brokerage business are subject to stringent requirements compared with Chinese domestic enterprises under the current PRC laws and regulations, the Company’s PRC subsidiary, Shanghai Noah Rongyao Investment Consulting Co., Ltd. (“Noah Rongyao”), and its subsidiaries, as foreign-invested companies, do not meet all such requirements and therefore none of them is permitted to engage in the insurance brokerage business in China. Therefore, the Founders decided to conduct the insurance brokerage business in China through Noah Investment and its subsidiaries which are PRC domestic companies beneficially owned by the Founders.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney Agreement under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately $3.6 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIE and its subsidiaries, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that these contractual arrangements are in compliance with PRC laws and regulations and are legally enforceable. The addition of mutual fund business under Noah Investment and the transfer of Tianjin Gefei and Gefei Asset from Noah Rongyao to Noah Investment in 2012 do not impact the legal effectiveness of these contractual arrangements and do not impact the conclusion that the Company is the primary beneficiary of Noah Investment and its subsidiaries.

However, the aforementioned contractual arrangements with Noah Investment and its shareholders are subject to risks and uncertainties, including:

•

Noah Investment and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

Noah Investment and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the shareholders of Noah Investment with the relevant office of the administration of industry and commerce, however, the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

It may be difficult to finance Noah Investment by means of loans or capital contributions. Loans from our offshore parent company to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain.

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	2,666,520	13,121,222
Restricted cash	79,442	80,256
Short-term investments	—	15,150,847
Accounts receivable, net of allowance for doubtful accounts	104,793	187,783
Other current assets	838,014	2,005,541
Amounts due from the Group’s subsidiaries	9,062,387	—
Deferred tax assets	423,704	478,015
Property and equipment, net	846,202	1,090,055
Investment in affiliates	—	6,055,204
Other non-current assets	77,911	150,946

Total assets	14,098,973	38,319,869

Accrued payroll and welfare expenses	171,725	793,300
Income tax payable	(19,597)	521,197
Current uncertain tax position liabilities	322,378	—
Amounts due to the Group’s subsidiaries	—	18,475,369
Other current liabilities	141,082	1,252,490
Non-current uncertain tax position liabilities	1,004,714	1,015,003
Other long-term obligations	—	28,197

Total liabilities	1,620,302	22,085,556

	As of December 31,
	2010	2011	2012*
	$	$	$
Net revenues	4,158,482	2,417,148	7,233,911
Operating cost and expenses	(2,532,972)	(4,011,731)	(6,409,491)
Other income	269,440	159,745	200,319
Net income (loss) attributable to Noah Shareholders	1,387,515	(1,038,704)	1,086,355
Cash flows provided by (used in) operating activities **	5,829,563	(14,752,747)	29,624,846
Cash flows (used in) provided by investing activities	(836,028)	1,672,073	(21,368,983)
Cash flows provided by financing activities	—	—	2,178,103

*	Tianjin Gefei’s result of operations and cash flows are included in the presentation starting from March 2012.
**	Cash flows provided by financing activities in 2012 include amounts due to the Group’s subsidiaries of $18,475,369.

The VIEs contributed an aggregate of 11.0%, 3.3% and 8.3% of the consolidated net revenues for the year ended December 31, 2010, 2011 and 2012, respectively and an aggregate of 12.0%, -4.3% and 4.7% of the consolidated net income for the year ended December 31, 2010, 2011 and 2012, respectively. As of the fiscal years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 7.8% and 18.7%, respectively, of the consolidated total assets.

There are no consolidated assets of Noah Investment and its subsidiaries that are collateral for the obligations of Noah Investment and its subsidiaries and can only be used to settle the obligations of Noah Investment and its subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 12 for disclosure of restricted net assets.

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine the liability for uncertain tax positions, valuation allowance for deferred tax assets, allowance for accounts receivable, fair value measurement of underlying investment portfolios of the private equity funds that the Group serves as general partner, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, including the estimated fair value of the Company and its ordinary shares and related forfeiture rates.

(d) Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and investments. All of the Group’s cash and cash equivalents and investments are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated within China.

The following table summarizes product providers or underlying corporate borrowers which accounted for 10% or more of total revenues.

	Revenues
	Years Ended December 31,
	2010	2011		2012
	$	$		$
A	6,485,735		*		*

*	Less than 10% in the stated periods.

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group also considers it has significant influence over the funds of funds and real estate funds that it serves as general partner, and the Group’s ownership interest in these funds as limited partner is generally much lower than 20%. These funds are not consolidated by the Group based on the facts that the Group is not the primary beneficiary of these funds, and substantive kick-out rights exist which are exercisable by non-related limited partners of these funds. The equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

Through Tianjin Gefei, the Group invested in i) four funds of private equity funds newly established in 2010 (Tianjin Gefeixin Equity Investment Partnership (Limited Partnership), Tianjin Gefeitaimei Equity Investment Partnership (Limited Partnership), Tianjin Gefeijiye Equity Investment Partnership (Limited Partnership), and Tianjin Gefeixinye Equity Investment Partnership (Limited Partnership)), ii) three funds of private equity funds newly established in 2011 (Tianjin Gefeijia’an Equity Investment Partnership (Limited Partnership), Gefeijinyong Equity Investment Partnership (Limited Partnership) and Tianjin Gefeijiahui Equity Investment Partnership (Limited Partnership)), iii) three funds of private equity funds newly established in 2012 (Gefeijinqian Investment Center (Limited Partnership), Gefeijincheng Investment Center (Limited Partnership) and Gefeijinhong Investment Center (Limited Partnership)), by holding 1% to 5% equity interests as a limited partner in those funds. The Group also serves as the general partner of those funds.

In 2012, the Group, through its consolidated VIEs, Gefei Asset and its subsidiaries, invested in one fund of real estate funds and thirty-eight real estate funds newly established in 2012, by holding no more than 2% equity interests and serve as the general partner of those funds.

In May 2011, Tianjin Gefei injected RMB 4.0 million (approximately $0.6 million) into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest in Kunshan Jingzhao. Kunshan Jingzhao principally engages in real estate fund management businesses.

In November 2012, the Group, through its consolidated VIE, Gefei Asset, injected RMB 3.8 million (approximately $0.6 million) into Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd (“Kunshan Vantone”), a newly established joint venture, for 15% of the equity interest in Kunshan Vantone. Kunshan Vantone principally engages in private equity fund management businesses. The Group considers it has significant influences over Kunshan Vantone due to its voting rights in its board of directors.

The Group accounts for these investments using the equity method of accounting due to the fact that the Company has significant influence on these funds, Kunshan Jingzhao and Kunshan Vantone. The Group recorded investments in affiliates of $2,434,689 and $6,055,343 as of December 31, 2011 and 2012, respectively and losses from equity in affiliates of $25,137 and $21,347 for the years ended December 31, 2010 and 2011, respectively and an income from equity in affiliates of $617,361 for the year ended December 31, 2012.

(f) Internal-use Software

Certain direct development costs associated with internal use software are capitalized and mainly include payroll costs for employees devoting time to the software projects principally related to software coding, system interface design and installation and software testing. The capitalized costs are amortized using the straight-line method over an estimated life of two to four years, from the date when the asset is substantially ready for use. Costs related to preliminary project activities and post implementation activities are expensed as incurred.

(g) Fair Value of Financial Instruments

There were no assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2010, 2011 and 2012. The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group believes the fair value of its financial instruments, principally cash and cash equivalents, restricted cash, accounts receivable, short-term investments and other current liabilities approximate their recorded values due to the short-term nature of the instruments or interest rates, which are comparable with current rates. The fair value of the Group’s long-term investments was $2,030,044 and $3,096,898 as of December 31, 2011 and 2012, respectively. For the long-term investment as of December 31, 2011, the fair value was estimated using discounted cash flow technique based on market yield for investments with similar terms on the valuation dates. For the long-term investment as of December 31, 2012, the fair value was determined based on the Group’s equity holding percentage multiplied by the fair value of the underlying funds available from audited financial information of the funds. The fair value of the underlying investments in these funds was estimated via a discounted cash flow model, using unobservable inputs mainly including assumptions about expected future cash flows based on information supplied by investees, degree of liquidity in the current credit markets and discount rate, and is thus classified as a Level 3 fair value measurement.

(h) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(i) Restricted Cash

The Group’s restricted cash primarily represents cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of China Insurance Regulatory Commission.

(j) Investments

The Group invests in marketable equity securities, trust fund securities and private equity funds. Marketable equity securities that are bought and held principally for the purpose of selling them in the near term, are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings.

Trust fund securities have a stated maturity and pay a fixed return on the amount invested. Such investments are either not permitted to be redeemed early or are subject to penalty for redemption prior to maturity. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Trust fund security investments are recorded at amortized cost and are classified as long-term until their contractual maturity date is less than one year, at which time they are classified as short-term.

The Group records investments in private equity funds under the cost method when they do not qualify for the equity method. Gains or losses are realized when such investments are sold.

The Group reviews its investments except for marketable securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

(k) Non-controlling interests

Effective January 1, 2009, the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding noncontrolling interests in consolidated financial statements. The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements.

(l) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(m) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers or underlying corporate borrowers.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Prior to a client’s purchase of a wealth management product, the Group provides the client with a wide spectrum of consultation services, including product selection, review, risk profile assessment and evaluation and recommendation for the client. Revenues are recorded, net of sales related taxes and surcharges.

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. Revenue is recorded upon the establishment of the wealth management product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies. Certain contracts require a portion of the payment be deferred until the end of the wealth management products’ life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved. A small portion of the Group’s one-time commission arrangements require the provision of certain after sales activities, which primarily relate to disseminating information to clients related to investment performance. The Group accrues the estimated cost of providing these services, which are inconsequential, when the one-time commission is earned as the services to be provided are substantially complete. The Group has historically completed the after sales services in a timely manner and can reliably estimate the remaining costs.

Recurring Service Fees

Recurring service fees from product providers depend on the type of wealth management product the Group’s client purchased and are calculated as either (i) a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product or (ii) as a percentage of the fair value of the total investment in the wealth management product, calculated daily. As the Group provides these services throughout the contract term, for either method of calculation, revenue is recognized on a daily basis over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a product providers or underlying corporate borrowers engages it to provide both wealth management marketing and recurring services. The Group also provides both wealth management marketing and recurring services to funds of private equity funds and real estate funds that it serves as general partner.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s products and services contain certain level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of wealth management marketing service and recurring services under these multiple element arrangements.

The Group has vendor specific objective evidence of fair value for its wealth management marketing services as it provides such services on a stand-alone basis. The Group has not sold its recurring services on a stand-alone basis. However, the fee to which the Group is entitled is consistently priced at a fixed percentage of the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. The recurring service fee the Group charges as general partner is consistent with the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. As such, the Group has established fair value as relative charges that are consistent with management fee in such arrangements and believes it represents their best estimate of the selling price at which they would transact if the recurring services were sold regularly on a stand-alone basis. The Group allocates arrangement consideration based on fair value, which is equivalent to the percentages charged for each of the respective units of accounting, as described above. Revenue for the respective units of accounting is also recognized in the same manner as described above. If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.7%.

(n) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues at rates ranging from 5.35% to 5.65% and are recorded as a reduction of revenues.

(o) Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and expenses incurred in connection with product-specific client meetings and other events.

(p) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

(q) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on a combination of the historical and implied volatility of comparable companies from a representative peer group based on industry. Management estimates expected forfeitures and recognizes compensation costs only for those share-based awards expected to vest. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

(r) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments for general corporate purposes. Such subsidies allow the Group full discretion in utilizing the funds and are generally provided as incentives for investing in certain local districts. Cash subsidies of $172,737, $562,333 and $4,295,029 are included in other operating income for the years ended December 31, 2010, 2011 and 2012, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

(s) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. For the years ended December 31, 2010, the Group determined that its Series A convertible redeemable preferred shares were participating securities as they participated in undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing basic earnings per share.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares, options and Series A convertible redeemable preferred shares. For the year ended December 31, 2010, diluted net income per share is computed using the more dilutive of the two-class method or the if-converted method.

(t) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(u) Foreign Currency Translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities of the Group’s PRC entities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

The financial records of the Group’s PRC entities are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

(v) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

(w) Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this pronouncement would have a significant effect on the Group’s consolidated financial statements.

In March 2013, the FASB issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group does not expect the adoption of this pronouncement would have a significant effect on the Group’s consolidated financial statements.

(x) Newly adopted accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement on January 1, 2012.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (“OCI”). The ASU does not change the items that must be reported in OCI. For public entities, the ASU’s amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. The Group adopted this pronouncement on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

Net Income per Share	12 Months Ended
Dec. 31, 2012
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2010	2011	2012
Net income attributable to ordinary shareholders	$11,422,021	$23,969,950	$22,826,454
Less: Amounts allocated to Series A convertible redeemable preferred shares for participating rights to dividends	(2,661,886)	—	—

Net income attributable to ordinary shareholders—basic and diluted	$8,760,135	$23,969,950	$22,826,454

Weighted average number of ordinary shares outstanding—basic	16,665,918	27,894,953	27,751,335
Plus: share options	447,139	607,791	249,756
Plus: non-vested restricted shares	1,917,055	18,528	72,640

Weighted average number of ordinary shares outstanding—diluted	19,030,112	28,521,272	28,073,731

Basic net income per share	$0.53	$0.86	$0.82
Diluted net income per share	$0.46	$0.84	$0.81

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2010	2011	2012
Share options	253,100	626,319	570,432
Series A convertible redeemable preferred shares	5,900,000	—	—

	6,153,100	626,319	570,432

Investments	12 Months Ended
Dec. 31, 2012
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2011	2012
	$	$
Held-to-maturity securities
- Current	20,714,145	49,035,610
- Non-current	1,892,308	—
Other long-term investments	—	3,106,692

Total	22,606,453	52,142,302

Held-to-maturity securities consist of trust fund securities carried at amortized cost. The Group recorded investment income on the trust funds of $225,213, $1,368,358 and $3,044,856 for the years ended December 31, 2010, 2011 and 2012, respectively. Interest receivable on the trust funds was $527,771 and $539,586 as of December 31, 2011 and 2012, respectively. Held-to-maturity securities as of December 31, 2012 include investments in debt securities of certain real estate funds managed by the Group of $11,917,947.

Other long-term investments consist of the investments in 3 private equity funds by the Company as limited partner with less than 3% equity interest and no significant influence on each of the investments. The Group accounted for these investments using the cost method of accounting due to the fact that the Group has no significant influence on the investees.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	1,754,027	1,987,265
Furniture, fixtures and equipment	2,425,928	2,953,863
Motor vehicles	599,433	741,551
Software	655,186	1,378,745

	5,434,574	7,061,424

Accumulated depreciation	(1,806,326)	(3,429,370)

	3,628,248	3,632,054
Construction in progress	808,688	755,899

	4,436,936	4,387,953

Depreciation expense was $390,327, $1,001,862 and $1,814,528 for the years ended December 31, 2010, 2011 and 2012, respectively.

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

6. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Accrued expenses	1,316,086	2,901,847
Accrued professional service fees	352,892	1,032,931
Conference fee payable	77,457	169,339
Other payables	1,784,789	1,058,728
Deferred revenues	981,340	5,320,260
Other tax payable	550,386	1,468,789

Total	5,062,950	11,951,894

Deferred revenues represent recurring service fees received in advance of providing services and other income received in advance from depository bank. Accrued expense and other payables mainly consist of payables for membership conference meetings.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

7. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The tax expense (benefit) comprises:

	Years Ended December 31,
	2011	2012
	$	$
Current Tax	9,436,752	9,455,994
Deferred Tax	(1,657,344)	(476,345)

Total	7,779,408	8,979,649

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2011	2012
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.27%	0.95%
Effect of uncertain tax positions	0.53%	(0.48%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.52%)	0.72%
Effect of nondeductible accumulative losses	—	1.68%
Effect of others	0.21%	0.85%

	24.49%	28.72%

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued expenses	2,489,684	3,104,439
Tax loss carry forward	544,771	1,054,789
Unrealized other income	475,835	414,217
Others	58,040	17,569

Gross deferred tax assets	3,568,330	4,591,014
Valuation allowance	—	(527,040)

Net deferred tax assets	3,568,330	4,063,974

Analysis as:
Current	3,030,342	2,958,158
Non-current	537,988	1,105,816

Deferred tax liabilities:
Unrealized investment income	131,943	120,266

Total deferred tax liabilities	131,943	120,266

Analysis as:
Current	131,943	120,266
Non-current	—	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2012, operating loss carry forwards amounted to $4.7 million for the PRC income tax purposes. The loss carrying forwards will begin to expire in 2017. A valuation allowance of $527,040 associated with the operating loss carry forwards was recorded for the year ended December 31, 2012 as it is determined that it is more likely than not that the relevant deferred tax asset will not be realized.

In accordance with the New EIT Law, dividends, which arise from profits of foreign-invested corporations earned after January 1, 2008, are subject to a 10% withholding income tax. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group has both the intent and ability to permanently reinvest undistributed profits of approximately $94.3 million earned from its China subsidiaries. Therefore, no withholding income taxes for undistributed profits on such undistributed profits have been accrued as of December 31, 2012.

The Group recorded an increase of nil for uncertain tax positions during the years ended December 31, 2010, 2011 and 2012. The Company classifies interest and/or penalties related to income tax matters in income tax expense. The Group accrued interest of $98,579, $168,926 and $ 169,389 related to the uncertain tax positions in 2010, 2011 and 2012, respectively. Accrued interest was $267,505 and $436,894 as of December 31, 2011 and 2012, respectively.

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. In 2012, the Group decreased its income tax liability by $322,378 for unrecognized tax benefits previously recorded during the years ended December 31, 2006 as the statute of limitations for certain tax positions had expired under the PRC Tax Administration and Collection Law.

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2009	1,223,250
Gross increases—accrued interest in current period	98,579
Settlements	—
Exchange rate translation	42,293

Unrecognized tax benefit—December 31, 2010	1,364,122
Gross increases—accrued interest in current period	168,926
Settlements	—
Exchange rate translation	61,549

Unrecognized tax benefit—December 31, 2011	1,594,597
Gross increases—accrued interest in current period	169,389
Settlements	—
Reverse due to lapse of statute of limitations	(322,378)
Exchange rate translation	10,289

Unrecognized tax benefit—December 31, 2012	1,451,897

Series A Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2012
Series A Convertible Redeemable Preferred Shares

8. Series A Convertible Redeemable Preferred Shares

On September 3, 2007, the Company issued 2,950,000 Series A convertible redeemable preferred shares (“Series A Shares”) at a price of $1.322 per share for total consideration of $3,900,000. Upon completion of the Group’s IPO in November 2010, the Series A Shares were converted into ordinary shares.

The key terms of the Series A Shares were as follows:

Conversion

Each holder of Series A Shares had the right, at such holder’s sole discretion, to convert all or any portion of the Series A Shares into ordinary shares at any time. The initial conversion price was the issuance price of $1.322 per share ($0.661 post-split), subject to adjustment in the event of (1) stock splits, share combinations, share dividends, recapitalizations and similar events, and (2) issuance of ordinary shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price would have been reduced concurrently to the subscription price of such issuance. The aforementioned provisions are hereinafter referred to as the “Conversion Feature”.

The Series A Shares were automatically convertible into ordinary shares at the then applicable conversion price upon (1) the date specified by written consent or agreement by the holders of at least 60% of the Series A Shares then outstanding; or (2) the closing of a Qualified Initial Public Offering (“QIPO”). A QIPO referred to a firm underwritten public offering of ordinary shares of the Company in the United States Securities Act of 1933 with gross proceeds to the Company in excess of $50,000,000 (prior to underwriters’ discount and commission) and an implied valuation of the Company prior to such offering of at least $300,000,000, or in a similar public offering in another jurisdiction which results the ordinary shares traded publicly on a recognized regional or national securities exchange; provided that such offering satisfies the foregoing gross proceeds and valuation requirements.

The conversion option can only be settled by issuance of ordinary shares except that fractional shares may be settled in cash.

Voting Rights

The holders of Series A Shares were entitled to vote with ordinary shareholders on an as-converted basis.

Dividends

The holders of Series A Shares were entitled to receive out of any funds legally available, when and if declared by the Company’s board of directors, a non-cumulative dividend of 5% per annum in preference to any dividend on any other class or series of shares. No dividends or other distributions (whether in cash, in property, or in shares of the Company) could have been made or declared with respect to any other class or series of shares of the Company unless and until a dividend in like amount was fully paid on all outstanding Series A Shares on an as-converted basis. No dividends could have been declared without the affirmative votes or unanimous written consent of all the directors, including the Series A Shares representatives.

Redemption

At any time after five years from the Series A Shares issue date, at the option of any holder of Series A Shares, the Company may have been required to redeem all, but not less than all, of the Series A Shares by such holder at a redemption price per share equal to the greater of: (1) issue price plus a compounded 5% return per annum, or (2) the fair market value of the Series A Shares.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series A Shares were entitled to receive, prior to any distribution to the holders of ordinary shares or any other class or series of shares, an amount per share equal to 150% of issue price (the “Preference Amount”). After the Preference Amount was paid, any remaining funds or assets legally available for distribution would have been distributed pro rata among the holders of Series A Shares together with ordinary shares.

In the event of a sale, conveyance or disposition of all or substantially all of the assets of the Company or any PRC subsidiary, (ii) an exclusive licensing of substantially all of the intellectual property of the Company or any PRC subsidiary to any third party; or (iii) a consolidation or merger of the Company or any PRC subsidiary with or into any other company or companies in which the existing shareholders of the Company as of the Series A issuance do not retain a majority of the voting power in the surviving company, the Company was required to pay the amount received by the Company to the holders of the Series A Shares an amount per share equal to (1) 150% of the Series A issue price; or (ii) 100% of the Series A issue price, if the total proceeds received was equal to or more than $81,250,000 (“Put Option”).

Registration Rights

The Series A Shareholders had the following registration rights: (i) demand registration rights, (ii) piggyback registration rights, and (iii) Form S-3 registration rights. The Company was required to use its best effort to affect the registration if requested by the such shareholders, but in no event was it required to transfer consideration to the them if a registration failed or could not have been be maintained effective.

The Group determined that both the Conversion Feature and Put Option were required to be combined as a compound derivative, bifurcated from the Series A Shares and recognized at fair value. The Group recorded a derivative of $147,500 at the issue date and subsequently recognized the increase in fair value of $796,500 as an expense for the year ended December 31, 2009 and recognized the decrease in fair value of $354,000 as income for the year ended December 31, 2010 in the consolidated statements of operations.

Because the Series A Shares were automatically convertible into ordinary shares upon a QIPO, the ability of holders to redeem such shares on or after September 3, 2012 was contingent upon a QIPO not occurring in five years. Upon issuance, the Group deemed redemption to be probable and accreted the Series A Shares to their redemption value. The redemption value for accretion is deemed to be the issue price plus a 5% annual compounded return. The ability to redeem at fair value, to the extent greater than the issue price plus the 5% return, was accounted for separately as part of the bifurcated Conversion Feature. The Group elected to recognize the change in the redemption value immediately as they occurred. As a result, during the years ended December 31, 2010, the Group recognized $108,348 as deemed dividends, which reflects the 5% redemption rate.

In June 2010, the aforementioned redemption provision was modified to remove the option to settle the Series A Shares at fair value and permit redemption only at the issue price plus a compounded 5% return per annum. All other terms remained the same. As a result of the modification, the Group determined that the Conversion Feature and Put Option could no longer be net settled and, as such, would no longer meet all the required criteria to be accounted for as embedded derivatives. Accordingly, the Group derecognized the compound derivative by reclassifying the fair value of the derivative liability as of the modification date of $2,153,500 to additional paid-in-capital as the Group deemed the modification to be a transaction among shareholders.

There were no charges related to the Series A Convertible Redeemable Preferred Shares recorded during the years ended December 31, 2011 and 2012 as they were converted into ordinary shares upon completion of the Group’s IPO in November 2010.

Share Repurchase	12 Months Ended
Dec. 31, 2012
Share Repurchase

9. Share Repurchase

Treasury stock represents shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method. As of December 31, 2012, under the repurchase plan, the Company had repurchased an aggregate of 1,690,278 ADSs, representing 845,139 ordinary shares on the open market for total cash consideration of $8,520,763. The repurchased shares were presented as “treasury stock” in shareholders’ equity on the Group’s consolidated balance sheets.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

10. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Share options	794,665	2,014,692	1,437,201
Non-vested restricted shares	1,425,502	142,018	2,561,347

Total share-based compensation	2,220,167	2,156,710	3,998,548

Share Options:

During the year ended December 31, 2008, the Company adopted the Noah Holdings Limited Share Incentive Plan (the “2008 Plan”), which allows the Company to offer a variety of share-based incentive awards to the Group’s employees, officers, directors and individual consultants who render services to the Group. Under the 2008 Plan, the maximum number of shares that may be issued shall not exceed 8% of the shares in issue on the date the offer of the grant of an option is made. During the year ended December 31, 2010, the Company adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Company’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $5.62, $12.09 and nil per share, respectively. There were nil, 66,961 and 75,694 options exercised during the years ended December 31, 2010, 2011 and 2012, respectively.

Option modification

In January 2012, the Company modified the exercise price for certain outstanding options that have been granted under the Company’s 2008 and 2010 share incentive plans but not exercised as of January 16, 2012 in order to provide appropriate incentives to the relevant employees, officers and directors of the Company. The exercise prices of the eligible options were modified to be US$12.12 per ordinary share, or US$6.06 per ADS, which represents the average closing price of the Company’s ADSs traded on the New York Stock Exchange during the preceding week of the modifications, with other conditions remaining unchanged. The Company compared the fair value of the modified options against the original awards as of the modification date and concluded that there is $0.7 million incremental compensation cost related to options not yet vested to be recognized over the remaining vesting period and $0.2 million incremental compensation cost related to options already vested to be recognized immediately as of date of modification. The weighted average exercise price before and after the modification are $19.81 and $12.12 per ordinary share, respectively.

The Company converted the options that were granted under the Company’s 2008 and 2010 share incentive plans but unvested as of May 21, 2012 into restricted shares.  The conversion reduced the number of options and made the exercise prices to be zero, but other conditions remaining unchanged. The Company compared the fair value of the modified options against the original awards as of the modification date and concluded that there is $2.2 million incremental compensation cost related to restricted shares not yet vested to be recognized over the remaining vesting period. The weighted average exercise price before and after the modification are $9.52 and nil per ordinary share, respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2010	2011	2012
Average risk-free rate of return	2.63%	2.52%	2.00%
Weighted average expected option life	6 years	6 years	5.3 years
Estimated volatility	42.63%	49.7%	53.7%
Average dividend yield	Nil	Nil	Nil

The following table summarizes option activity during 2012:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2012	1,353,059	11.78	8.6 years	5,363,141
Exercised	(75,694)	4.23
Forfeited	(91,598)	6.94
Replaced by restricted shares	(783,688)	14.27

Outstanding as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Vested and expected to vest as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Exercisable as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

As of December 31, 2012, there was nil unrecognized compensation expense related to unvested share options.

Non-vested Restricted Shares:

On September 3, 2007, concurrent with the issuance of Series A Shares, four of the Founders, who are also key members of Group management, entered into an arrangement whereby all of their 10,800,000 ordinary shares became subject to transfer restrictions. In addition, such shares were subject to repurchase by the Company or, in certain circumstances, the holders of Series A Shares, upon voluntary or involuntary termination of employment by those Founders (the “Repurchase Right”). The Repurchase Right terminated over the four years, commencing September 3, 2007 in the following manner: (i) 25% on the first anniversary of Series A offering; (ii) for the remaining 75%, in 36 equal monthly installments thereafter. The repurchase price was the par value of the ordinary shares. Those Founders retained the voting rights of such non-vested restricted shares and any additional securities or cash received as the result of ownership of such shares, such as a share dividend, became subject to restriction in the same manner. This arrangement was accounted for as a reverse stock split followed by the grant of a restricted stock award under a performance-based plan. Accordingly, the Group measured the fair value of the non-vested restricted shares as of September 3, 2007 and was recognizing the amount as compensation expense over the four year deemed service period using a graded vesting attribution model for each separately vesting portion of the non-vested restricted shares. In June 2010, the Repurchase Right was removed and the unrecognized share-based compensation of $919,221 was immediately recognized as an expense in the consolidated statements of operations.

On October 18, 2010, the Group granted 150,000 restricted shares to one executive officer to replace options previously granted under the 2008 Plan. The purchase price of the restricted shares of $5.58 per share is payable at the time of vesting, which was also the exercise price of the options that were replaced. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. As a result, the Group is accounting for the restricted shares as options. The modification did not result in any incremental compensation expense. In May 2012, the Company modified the purchase price of the unvested restricted shares as of May 21, 2012 from $5.58 per share to zero, but other conditions remaining unchanged. The Company compared the fair value of the modified restricted shares against the original awards as of the modification date and concluded that there is $0.2 million incremental compensation cost to be recognized in the next 2 years.

On November 10, 2012, the Group granted 11,000 non-vested restricted shares to two independent directors under the 2010 plan. 25% of the restricted shares were immediately vested, 25% will vest on May 10, 2013 and the remaining 50% will vest on November 10, 2013.

A summary of non-vested restricted share activity during the year ended December 31, 2012 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2012	84,375	3.95
Shares granted upon conversion of options	632,500	9.50
Granted	11,000	9.90
Vested	(241,248)	8.89
Forfeited	(18,740)	9.50

Non-vested as of December 31, 2012	467,887	8.82

The total fair value of non-vested restricted shares vested in 2010, 2011 and 2012 was $1,370,250, $259,219 and $ 2,144,851, respectively.

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. As of December 31, 2012, there was $ 6,849,214 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2 years.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

11. Employee Benefit Plans

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were $758,287, $874,291 and $2,277,079 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.

Distribution of Profits	12 Months Ended
Dec. 31, 2012
Distribution of Profits

12. Distribution of Profits

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-investment corporations and the Articles of Association of the Group’s PRC subsidiaries and VIEs, the Group is required to maintain a statutory reserve (“PRC statutory reserve”): a general reserve fund, which is non-distributable. The Group’s PRC subsidiaries and VIEs are required to transfer 10% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. At their discretion, the PRC subsidiaries and VIEs may allocate a portion of its after-tax profits based on PRC accounting standards to staff welfare and bonus funds. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Group’s PRC subsidiaries and VIEs’ accumulated profits as determined in accordance with PRC accounting standards and regulations. The general reserve fund amounted to $1,590,077 and $3,573,002 as of December 31, 2011 and 2012, respectively. The Group has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

In addition, the share capital of the Company’s PRC subsidiaries and VIEs of $30,476,898 and $59,715,031 as of December 31, 2011 and 2012, respectively, was considered restricted due to restrictions on the distribution of share capital.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to $32,066,975 and $63,288,033 as of December 31, 2011 and 2012, respectively. The restricted assets of the Company’s VIEs amounted to $4,978,338 and $17,620,580 as of December 31, 2011 and 2012, respectively.

No dividends were declared in 2010 and 2011. On February 28, 2012, the Company declared the Company’s payment of an annual cash dividend of US$0.14 per American depositary share (“ADS”), or US$0.28 per ordinary share (two ADSs represent one ordinary share). The annual dividend of $7.9 million was paid on or about April 15, 2012 to holders of ordinary shares (which includes holders of ADSs) of record as of the close of business on March 30, 2012.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

13. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in a sole segment, which is value-added, independent wealth management consulting services.

Service Lines

Details of revenue by type of service are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
One-time commissions	29,248,348	49,624,166	46,193,749
Recurring services fee	8,615,211	22,539,160	39,584,531
Mutual fund service fee	—	—	917,226

Net revenues	37,863,559	72,163,326	86,695,506

Substantially all of the Group’s revenues are derived from, and its assets are located in, the PRC.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

14. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group

Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Group
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Croup
Tianjin Gefeixin Equity Investment Partnership (Limited Partnership) and 9 other investee funds	Investees of Tianjin Gefei Asset Management Co., Ltd., a VIE of the Company
Chongqing Gefeilongmao Investment Center (Limited Partnership) and 3 other investee funds	Investees of Chongqing Gefei Longxin Equity Investment Management Co., Ltd, a VIE of the Company
Wuhu Gefeilanrui Investment Center (Limited Partnership) and 3 other investee funds	Investees of Shanghai Gefei Languang Investment Management Co., Ltd, a VIE of the Company
Shanghai Gefeihongyang Investment Center (Limited Partnership) and 20 other investee funds	Investees of Gefei Asset Management Co., Ltd., a VIE of the Company
Wuhu Gefeizhengqian Investment Center (Limited Partnership) and 9 other investee funds	Investees of Wuhu Gefei Asset Management Co., Ltd, a VIE of the Company
Gopher Fund I	Fund managed by Gopher Capital GP Ltd., a subsidiary of the Company
Kunshan Jingzhaojiuguang Investment Center (Limited Partnership) and 4 other investee funds	Investees of Kunshan Jingzhao Equity Investment Management Limited, an affiliate of the Company
Kunshan Jingzhao Equity Investment Management Limited	Investee of Tianjin Gefei Asset Management Co., Ltd, a VIE of the Company
Kunshan Vantone Zhengyuan Private Equity Fund Management Limited	Investee of Gefei Asset Management Co., Ltd, a VIE of the Company

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	Years Ended December 31
	2010	2011	2012
	$	$	$
One-time commissions
Investee funds of Gefei Asset Management Co., Ltd.	—	—	3,866,439
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	1,226,227
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	—	1,024,790
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	819,199
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	748,914
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	1,698,949	594,592	645,699
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	—	411,614
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	1,987,969	215,657
Gopher Fund I	—	—	159,257
Sequoia Capital Investment Management (Tianjin) Co., Ltd	4,471,209	410,755	218,860
Financial products invested by the Group and affiliates	313,473	1,044,942	55,475
Recurring services fee
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	2,076,936	5,947,099	6,407,642
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	331,414	1,550,151	3,622,393
Investee funds of Gefei Asset Management Co., Ltd.	—	—	2,504,815
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	522,800	2,111,583
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	459,439
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	268,632
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	191,757
Gopher Fund I	—	—	14,002
Financial products invested by the Group and affiliates	176,688	665,769	1,010,330

Total	9,068,669	12,724,077	25,982,724

As of December 31, 2011 and 2012, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2011	2012
	$	$
Investee funds of Gefei Asset Management Co., Ltd.	—	1,609,533
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	1,546,260
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	1,556,873	634,910
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	175,595	297,190
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	191,677
Gopher GP I	—	189,451
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	22,472
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd.	—	1,030
Others	1,937	—

Total	1,734,405	4,492,523

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 were as follows:

Year Ended December 31	$
2013	4,790,216
2014	3,003,773
2015	1,389,641
2016 and after	7,746,714

Total	16,930,344

Rental expenses were $2,005,194, $3,681,838 and $5,175,287 during the years ended December 31, 2010, 2011 and 2012, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

16. Subsequent Events

On February 25, 2013, the Company declared that its Board has authorized and approved the Company’s payment of an annual cash dividend of US$0.14 per American depositary share (“ADS”), or US$0.28 per ordinary share (two ADSs represent one ordinary share). The dividend was paid in April 2013 to holders of ordinary shares (which includes holders of ADSs) of record as of the close of business on March 20, 2013.

On March 22, 2013, The Company jointly incorporated Zhejiang Vanke Noah Assets Management Co., Ltd. (“Vanke Noah”) with a third party real estate developer to obtain 51% equity interest of Vanke Noah with investments of RMB25.5 million (US$4.1 million) Vanke Noah is primarily engaged in the asset management business.

Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2012
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-040(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2012, was more than 25% of the Company’s consolidated net assets as of December 31, 2012.

a) Condensed balance sheets

(Expressed In U.S. dollars unless otherwise stated)

	As of December 31
	2011	2012
	$	$

ASSETS
Current assets
Cash and cash equivalents	84,371,832	50,987,910
Due from subsidiaries and VIEs	22,789,147	39,383,242
Deferred tax assets	52,879	52,879
Other current assets	197,363	418,211

Total current assets	107,411,221	90,842,242
Investment in subsidiaries and VIE	55,580,144	80,456,741
Non-current deferred tax assets	414,217	361,338
Other non-current assets	—	2,217

Total assets	163,405,582	171,662,538

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities

Other current liabilities	758,674	339,302

Total current liabilities	758,674	339,302
Uncertain tax position liabilities	267,505	436,894
Other non-current liabilities	1,359,680	1,186,104

Total liabilities	2,385,859	1,962,300

Shareholders’ equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	13,981	14,140
Treasury stock (845,139 ordinary shares as of December 31, 2012)	—	(8,520,763)
Additional paid-in capital	118,905,004	119,799,849
Retained earnings	38,387,488	53,357,034
Accumulated other comprehensive income	3,713,250	5,049,978

Total shareholders’ equity	161,019,723	169,700,238

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	163,405,582	171,662,538

b) Condensed statement of operations

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Operating cost and expenses
Cost of revenue	50,677	195,542	186,624
Selling expenses	350,555	973,734	126,238
General and administrative expenses	1,796,820	2,074,871	1,454,339

Total operating cost and expenses	2,198,052	3,244,147	1,767,201

Loss from operations	(2,198,052)	(3,244,147)	(1,767,201)

Other income (expenses):
Interest income	7,212	1,145,683	1,157,512
Other income	354,000	204,293	173,576
Foreign exchange (loss) gain	(129,203)	3,722,746	(55,037)

Total other income	232,009	5,072,722	1,276,051

(Loss) gain before taxes and income from equity in affiliates	(1,966,043)	1,828,575	(491,150)

Income tax expenses	(98,126)	(231,752)	(222,265)
Equity in profit of subsidiaries and VIE	13,594,538	22,373,127	23,539,869

Net income attributable to Noah shareholders	11,530,369	23,969,950	22,826,454
Less: Deemed dividend on Series A convertible redeemable preferred shares	108,348	—	—

Net income attributable to ordinary shareholders	11,422,021	23,969,950	22,826,454

c) Condensed statement of comprehensive income

(Expressed In U.S. dollars unless otherwise stated)

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income	11,530,369	23,969,950	22,826,454

Other comprehensive income:
Change in cumulative foreign currency translation adjustment	737,971	2,583,548	1,336,728

Other comprehensive income	737,971	2,583,548	1,336,728

Comprehensive income attributable to Noah Holdings Ltd shareholders	12,268,340	26,553,498	24,163,182
Less: Deemed dividend on Series A convertible redeemable preferred shares	108,348	—	—

Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	12,159,992	26,553,498	24,163,182

d) Condensed statements of cash flows

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Cash flows from operating activities:
Net income attributable to Noah shareholders	11,530,369	23,969,950	22,826,454
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,220,167	2,156,710	487,435
Gain on change in fair value of derivative liabilities	(354,000)	—	—
Gain from equity in subsidiaries and VIE	(13,594,538)	(22,373,127)	(23,539,869)
Changes in operating assets and liabilities:
Amount due from related party	229,641	(18,788)	405,905
Other current assets	(1,236,480)	1,039,117	(223,065)
Deferred tax assets	—	(467,096)	52,879
Uncertain tax position liabilities	98,579	168,926	169,389
Other current liabilities	903,575	(144,901)	(419,372)
Other non-current liabilities	957,775	401,905	(173,576)

Net cash provided by (used in) operating activities	755,088	4,732,696	(413,820)

Cash flows from investing activities:
Increase in amount due from subsidiaries and VIEs	—	(23,000,000)	(17,000,000)
Investment in subsidiaries and VIE	—	(3,855,366)	—

Net cash used in investing activities	—	(26,855,366)	(17,000,000)

Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering	115,920,000	—	—
(Issuance costs of) refunds from the initial public offering	(10,777,494)	31,022	—
Dividends paid	(108,348)	—	(7,856,908)
Proceeds from issuance of ordinary shares upon exercise of stock options	—	649,673	407,569
Share repurchase	—	—	(8,520,763)

Net cash provided by (used in) financing activities	105,034,158	680,695	(15,970,102)

Net increase (decrease) in cash and cash equivalents	105,789,246	(21,441,975)	(33,383,922)
Cash and cash equivalents- beginning of year	24,561	105,813,807	84,371,832

Cash and cash equivalents- end of year	105,813,807	84,371,832	50,987,910

e) Notes to condensed financial statements

1.	The condensed financial statements of Holding have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIE is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.	As of December 31, 2012 and 2011, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

As foreign-invested companies engaged in insurance brokerage business are subject to stringent requirements compared with Chinese domestic enterprises under the current PRC laws and regulations, the Company’s PRC subsidiary, Shanghai Noah Rongyao Investment Consulting Co., Ltd. (“Noah Rongyao”), and its subsidiaries, as foreign-invested companies, do not meet all such requirements and therefore none of them is permitted to engage in the insurance brokerage business in China. Therefore, the Founders decided to conduct the insurance brokerage business in China through Noah Investment and its subsidiaries which are PRC domestic companies beneficially owned by the Founders.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney Agreement under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately $3.6 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIE and its subsidiaries, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that these contractual arrangements are in compliance with PRC laws and regulations and are legally enforceable. The addition of mutual fund business under Noah Investment and the transfer of Tianjin Gefei and Gefei Asset from Noah Rongyao to Noah Investment in 2012 do not impact the legal effectiveness of these contractual arrangements and do not impact the conclusion that the Company is the primary beneficiary of Noah Investment and its subsidiaries.

However, the aforementioned contractual arrangements with Noah Investment and its shareholders are subject to risks and uncertainties, including:

•

Noah Investment and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

Noah Investment and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the shareholders of Noah Investment with the relevant office of the administration of industry and commerce, however, the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

It may be difficult to finance Noah Investment by means of loans or capital contributions. Loans from our offshore parent company to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain.

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	2,666,520	13,121,222
Restricted cash	79,442	80,256
Short-term investments	—	15,150,847
Accounts receivable, net of allowance for doubtful accounts	104,793	187,783
Other current assets	838,014	2,005,541
Amounts due from the Group’s subsidiaries	9,062,387	—
Deferred tax assets	423,704	478,015
Property and equipment, net	846,202	1,090,055
Investment in affiliates	—	6,055,204
Other non-current assets	77,911	150,946

Total assets	14,098,973	38,319,869

Accrued payroll and welfare expenses	171,725	793,300
Income tax payable	(19,597)	521,197
Current uncertain tax position liabilities	322,378	—
Amounts due to the Group’s subsidiaries	—	18,475,369
Other current liabilities	141,082	1,252,490
Non-current uncertain tax position liabilities	1,004,714	1,015,003
Other long-term obligations	—	28,197

Total liabilities	1,620,302	22,085,556

	As of December 31,
	2010	2011	2012*
	$	$	$
Net revenues	4,158,482	2,417,148	7,233,911
Operating cost and expenses	(2,532,972)	(4,011,731)	(6,409,491)
Other income	269,440	159,745	200,319
Net income (loss) attributable to Noah Shareholders	1,387,515	(1,038,704)	1,086,355
Cash flows provided by (used in) operating activities **	5,829,563	(14,752,747)	29,624,846
Cash flows (used in) provided by investing activities	(836,028)	1,672,073	(21,368,983)
Cash flows provided by financing activities	—	—	2,178,103

*	Tianjin Gefei’s result of operations and cash flows are included in the presentation starting from March 2012.
**	Cash flows provided by financing activities in 2012 include amounts due to the Group’s subsidiaries of $18,475,369.

The VIEs contributed an aggregate of 11.0%, 3.3% and 8.3% of the consolidated net revenues for the year ended December 31, 2010, 2011 and 2012, respectively and an aggregate of 12.0%, -4.3% and 4.7% of the consolidated net income for the year ended December 31, 2010, 2011 and 2012, respectively. As of the fiscal years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 7.8% and 18.7%, respectively, of the consolidated total assets.

There are no consolidated assets of Noah Investment and its subsidiaries that are collateral for the obligations of Noah Investment and its subsidiaries and can only be used to settle the obligations of Noah Investment and its subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 12 for disclosure of restricted net assets.

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine the liability for uncertain tax positions, valuation allowance for deferred tax assets, allowance for accounts receivable, fair value measurement of underlying investment portfolios of the private equity funds that the Group serves as general partner, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, including the estimated fair value of the Company and its ordinary shares and related forfeiture rates.

Concentration of Credit Risk

(d) Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and investments. All of the Group’s cash and cash equivalents and investments are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated within China.

The following table summarizes product providers or underlying corporate borrowers which accounted for 10% or more of total revenues.

	Revenues
	Years Ended December 31,
	2010	2011		2012
	$	$		$
A	6,485,735		*		*

*	Less than 10% in the stated periods.

Investments in Affiliates

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group also considers it has significant influence over the funds of funds and real estate funds that it serves as general partner, and the Group’s ownership interest in these funds as limited partner is generally much lower than 20%. These funds are not consolidated by the Group based on the facts that the Group is not the primary beneficiary of these funds, and substantive kick-out rights exist which are exercisable by non-related limited partners of these funds. The equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

Through Tianjin Gefei, the Group invested in i) four funds of private equity funds newly established in 2010 (Tianjin Gefeixin Equity Investment Partnership (Limited Partnership), Tianjin Gefeitaimei Equity Investment Partnership (Limited Partnership), Tianjin Gefeijiye Equity Investment Partnership (Limited Partnership), and Tianjin Gefeixinye Equity Investment Partnership (Limited Partnership)), ii) three funds of private equity funds newly established in 2011 (Tianjin Gefeijia’an Equity Investment Partnership (Limited Partnership), Gefeijinyong Equity Investment Partnership (Limited Partnership) and Tianjin Gefeijiahui Equity Investment Partnership (Limited Partnership)), iii) three funds of private equity funds newly established in 2012 (Gefeijinqian Investment Center (Limited Partnership), Gefeijincheng Investment Center (Limited Partnership) and Gefeijinhong Investment Center (Limited Partnership)), by holding 1% to 5% equity interests as a limited partner in those funds. The Group also serves as the general partner of those funds.

In 2012, the Group, through its consolidated VIEs, Gefei Asset and its subsidiaries, invested in one fund of real estate funds and thirty-eight real estate funds newly established in 2012, by holding no more than 2% equity interests and serve as the general partner of those funds.

In May 2011, Tianjin Gefei injected RMB 4.0 million (approximately $0.6 million) into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest in Kunshan Jingzhao. Kunshan Jingzhao principally engages in real estate fund management businesses.

In November 2012, the Group, through its consolidated VIE, Gefei Asset, injected RMB 3.8 million (approximately $0.6 million) into Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd (“Kunshan Vantone”), a newly established joint venture, for 15% of the equity interest in Kunshan Vantone. Kunshan Vantone principally engages in private equity fund management businesses. The Group considers it has significant influences over Kunshan Vantone due to its voting rights in its board of directors.

The Group accounts for these investments using the equity method of accounting due to the fact that the Company has significant influence on these funds, Kunshan Jingzhao and Kunshan Vantone. The Group recorded investments in affiliates of $2,434,689 and $6,055,343 as of December 31, 2011 and 2012, respectively and losses from equity in affiliates of $25,137 and $21,347 for the years ended December 31, 2010 and 2011, respectively and an income from equity in affiliates of $617,361 for the year ended December 31, 2012.

Internal-use Software

(f) Internal-use Software

Certain direct development costs associated with internal use software are capitalized and mainly include payroll costs for employees devoting time to the software projects principally related to software coding, system interface design and installation and software testing. The capitalized costs are amortized using the straight-line method over an estimated life of two to four years, from the date when the asset is substantially ready for use. Costs related to preliminary project activities and post implementation activities are expensed as incurred.

Fair Value of Financial Instruments

(g) Fair Value of Financial Instruments

There were no assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2010, 2011 and 2012. The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group believes the fair value of its financial instruments, principally cash and cash equivalents, restricted cash, accounts receivable, short-term investments and other current liabilities approximate their recorded values due to the short-term nature of the instruments or interest rates, which are comparable with current rates. The fair value of the Group’s long-term investments was $2,030,044 and $3,096,898 as of December 31, 2011 and 2012, respectively. For the long-term investment as of December 31, 2011, the fair value was estimated using discounted cash flow technique based on market yield for investments with similar terms on the valuation dates. For the long-term investment as of December 31, 2012, the fair value was determined based on the Group’s equity holding percentage multiplied by the fair value of the underlying funds available from audited financial information of the funds. The fair value of the underlying investments in these funds was estimated via a discounted cash flow model, using unobservable inputs mainly including assumptions about expected future cash flows based on information supplied by investees, degree of liquidity in the current credit markets and discount rate, and is thus classified as a Level 3 fair value measurement.

Cash and Cash Equivalents

(h) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash

(i) Restricted Cash

The Group’s restricted cash primarily represents cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of China Insurance Regulatory Commission.

Investments

(j) Investments

The Group invests in marketable equity securities, trust fund securities and private equity funds. Marketable equity securities that are bought and held principally for the purpose of selling them in the near term, are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings.

Trust fund securities have a stated maturity and pay a fixed return on the amount invested. Such investments are either not permitted to be redeemed early or are subject to penalty for redemption prior to maturity. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Trust fund security investments are recorded at amortized cost and are classified as long-term until their contractual maturity date is less than one year, at which time they are classified as short-term.

The Group records investments in private equity funds under the cost method when they do not qualify for the equity method. Gains or losses are realized when such investments are sold.

The Group reviews its investments except for marketable securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

Non-controlling interests

(k) Non-controlling interests

Effective January 1, 2009, the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding noncontrolling interests in consolidated financial statements. The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements.

Property and Equipment, net

(l) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Revenue Recognition

(m) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers or underlying corporate borrowers.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Prior to a client’s purchase of a wealth management product, the Group provides the client with a wide spectrum of consultation services, including product selection, review, risk profile assessment and evaluation and recommendation for the client. Revenues are recorded, net of sales related taxes and surcharges.

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. Revenue is recorded upon the establishment of the wealth management product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies. Certain contracts require a portion of the payment be deferred until the end of the wealth management products’ life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved. A small portion of the Group’s one-time commission arrangements require the provision of certain after sales activities, which primarily relate to disseminating information to clients related to investment performance. The Group accrues the estimated cost of providing these services, which are inconsequential, when the one-time commission is earned as the services to be provided are substantially complete. The Group has historically completed the after sales services in a timely manner and can reliably estimate the remaining costs.

Recurring Service Fees

Recurring service fees from product providers depend on the type of wealth management product the Group’s client purchased and are calculated as either (i) a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product or (ii) as a percentage of the fair value of the total investment in the wealth management product, calculated daily. As the Group provides these services throughout the contract term, for either method of calculation, revenue is recognized on a daily basis over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a product providers or underlying corporate borrowers engages it to provide both wealth management marketing and recurring services. The Group also provides both wealth management marketing and recurring services to funds of private equity funds and real estate funds that it serves as general partner.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s products and services contain certain level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of wealth management marketing service and recurring services under these multiple element arrangements.

The Group has vendor specific objective evidence of fair value for its wealth management marketing services as it provides such services on a stand-alone basis. The Group has not sold its recurring services on a stand-alone basis. However, the fee to which the Group is entitled is consistently priced at a fixed percentage of the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. The recurring service fee the Group charges as general partner is consistent with the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. As such, the Group has established fair value as relative charges that are consistent with management fee in such arrangements and believes it represents their best estimate of the selling price at which they would transact if the recurring services were sold regularly on a stand-alone basis. The Group allocates arrangement consideration based on fair value, which is equivalent to the percentages charged for each of the respective units of accounting, as described above. Revenue for the respective units of accounting is also recognized in the same manner as described above. If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.7%.

Business Tax and Related Surcharges

(n) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues at rates ranging from 5.35% to 5.65% and are recorded as a reduction of revenues.

Cost of Revenues

(o) Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and expenses incurred in connection with product-specific client meetings and other events.

Income Taxes

(p) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

Share-Based Compensation

(q) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on a combination of the historical and implied volatility of comparable companies from a representative peer group based on industry. Management estimates expected forfeitures and recognizes compensation costs only for those share-based awards expected to vest. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

Government Grants

(r) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments for general corporate purposes. Such subsidies allow the Group full discretion in utilizing the funds and are generally provided as incentives for investing in certain local districts. Cash subsidies of $172,737, $562,333 and $4,295,029 are included in other operating income for the years ended December 31, 2010, 2011 and 2012, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

Net Income per Share

(s) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. For the years ended December 31, 2010, the Group determined that its Series A convertible redeemable preferred shares were participating securities as they participated in undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing basic earnings per share.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares, options and Series A convertible redeemable preferred shares. For the year ended December 31, 2010, diluted net income per share is computed using the more dilutive of the two-class method or the if-converted method.

Operating Leases

(t) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Foreign Currency Translation

(u) Foreign Currency Translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities of the Group’s PRC entities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

The financial records of the Group’s PRC entities are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

Comprehensive Income

(v) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Recently Issued Accounting Pronouncements

(w) Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this pronouncement would have a significant effect on the Group’s consolidated financial statements.

In March 2013, the FASB issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group does not expect the adoption of this pronouncement would have a significant effect on the Group’s consolidated financial statements.

Newly adopted accounting pronouncements

(x) Newly adopted accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement on January 1, 2012.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (“OCI”). The ASU does not change the items that must be reported in OCI. For public entities, the ASU’s amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. The Group adopted this pronouncement on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Subsidiaries

The Company’s significant subsidiaries as of December 31, 2012 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd.	August 24, 2007	PRC	100%
Shanghai Noah Financial Services Co., Ltd.*	April 18, 2008	PRC	100%
Noah Private Wealth Management (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2011	PRC	100%
Kunshan Noah Xingguan Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%

*	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory wealth management and related financial services.

Noah Investment’s significant subsidiaries as of December 31, 2012 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.*	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.	September 24, 2008	PRC	100%
Tianjin Gefei Asset Management Co., Ltd.**	March 18, 2010	PRC	100%
Gefei Asset Management Co., Ltd.**	February 9, 2012	PRC	100%

*	In February 2012, Shanghai Noah Investment Consulting Co., Ltd. was granted a mutual fund distribution license by the China Securities Regulatory Commission (“CSRC”), and was subsequently renamed as Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
**	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gefei Asset Management Co., Ltd (“Tianjin Gefei”) and Gefei Asset Management Co., Ltd (“Gefei Asset”) which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.

Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Noah Investment and its Subsidiaries included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	2,666,520	13,121,222
Restricted cash	79,442	80,256
Short-term investments	—	15,150,847
Accounts receivable, net of allowance for doubtful accounts	104,793	187,783
Other current assets	838,014	2,005,541
Amounts due from the Group’s subsidiaries	9,062,387	—
Deferred tax assets	423,704	478,015
Property and equipment, net	846,202	1,090,055
Investment in affiliates	—	6,055,204
Other non-current assets	77,911	150,946

Total assets	14,098,973	38,319,869

Accrued payroll and welfare expenses	171,725	793,300
Income tax payable	(19,597)	521,197
Current uncertain tax position liabilities	322,378	—
Amounts due to the Group’s subsidiaries	—	18,475,369
Other current liabilities	141,082	1,252,490
Non-current uncertain tax position liabilities	1,004,714	1,015,003
Other long-term obligations	—	28,197

Total liabilities	1,620,302	22,085,556

	As of December 31,
	2010	2011	2012*
	$	$	$
Net revenues	4,158,482	2,417,148	7,233,911
Operating cost and expenses	(2,532,972)	(4,011,731)	(6,409,491)
Other income	269,440	159,745	200,319
Net income (loss) attributable to Noah Shareholders	1,387,515	(1,038,704)	1,086,355
Cash flows provided by (used in) operating activities **	5,829,563	(14,752,747)	29,624,846
Cash flows (used in) provided by investing activities	(836,028)	1,672,073	(21,368,983)
Cash flows provided by financing activities	—	—	2,178,103

*	Tianjin Gefei’s result of operations and cash flows are included in the presentation starting from March 2012.
**	Cash flows provided by financing activities in 2012 include amounts due to the Group’s subsidiaries of $18,475,369.

Third Party Product Providers Or Underlying Corporate Borrowers which Accounted for Ten Percent or More of Total Revenues

The following table summarizes product providers or underlying corporate borrowers which accounted for 10% or more of total revenues.

	Revenues
	Years Ended December 31,
	2010	2011		2012
	$	$		$
A	6,485,735		*		*

*	Less than 10% in the stated periods.

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years

Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2010	2011	2012
Net income attributable to ordinary shareholders	$11,422,021	$23,969,950	$22,826,454
Less: Amounts allocated to Series A convertible redeemable preferred shares for participating rights to dividends	(2,661,886)	—	—

Net income attributable to ordinary shareholders—basic and diluted	$8,760,135	$23,969,950	$22,826,454

Weighted average number of ordinary shares outstanding—basic	16,665,918	27,894,953	27,751,335
Plus: share options	447,139	607,791	249,756
Plus: non-vested restricted shares	1,917,055	18,528	72,640

Weighted average number of ordinary shares outstanding—diluted	19,030,112	28,521,272	28,073,731

Basic net income per share	$0.53	$0.86	$0.82
Diluted net income per share	$0.46	$0.84	$0.81

Antidilutive Securities Excluded from Computation of Earning Per Share

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2010	2011	2012
Share options	253,100	626,319	570,432
Series A convertible redeemable preferred shares	5,900,000	—	—

	6,153,100	626,319	570,432

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investment

The following table summarizes the Group’s investment balances:

	As of December 31,
	2011	2012
	$	$
Held-to-maturity securities
- Current	20,714,145	49,035,610
- Non-current	1,892,308	—
Other long-term investments	—	3,106,692

Total	22,606,453	52,142,302

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Net

Property and equipment, net consists of the following:

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	1,754,027	1,987,265
Furniture, fixtures and equipment	2,425,928	2,953,863
Motor vehicles	599,433	741,551
Software	655,186	1,378,745

	5,434,574	7,061,424

Accumulated depreciation	(1,806,326)	(3,429,370)

	3,628,248	3,632,054
Construction in progress	808,688	755,899

	4,436,936	4,387,953

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Accrued expenses	1,316,086	2,901,847
Accrued professional service fees	352,892	1,032,931
Conference fee payable	77,457	169,339
Other payables	1,784,789	1,058,728
Deferred revenues	981,340	5,320,260
Other tax payable	550,386	1,468,789

Total	5,062,950	11,951,894

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tax Expense Benefit	The tax expense (benefit) comprises:

	Years Ended December 31,
	2011	2012
	$	$
Current Tax	9,436,752	9,455,994
Deferred Tax	(1,657,344)	(476,345)

Total	7,779,408	8,979,649

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2011	2012
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.27%	0.95%
Effect of uncertain tax positions	0.53%	(0.48%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.52%)	0.72%
Effect of nondeductible accumulative losses	—	1.68%
Effect of others	0.21%	0.85%

	24.49%	28.72%

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued expenses	2,489,684	3,104,439
Tax loss carry forward	544,771	1,054,789
Unrealized other income	475,835	414,217
Others	58,040	17,569

Gross deferred tax assets	3,568,330	4,591,014
Valuation allowance	—	(527,040)

Net deferred tax assets	3,568,330	4,063,974

Analysis as:
Current	3,030,342	2,958,158
Non-current	537,988	1,105,816

Deferred tax liabilities:
Unrealized investment income	131,943	120,266

Total deferred tax liabilities	131,943	120,266

Analysis as:
Current	131,943	120,266
Non-current	—	—

Movement of Uncertain Tax Positions

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2009	1,223,250
Gross increases—accrued interest in current period	98,579
Settlements	—
Exchange rate translation	42,293

Unrecognized tax benefit—December 31, 2010	1,364,122
Gross increases—accrued interest in current period	168,926
Settlements	—
Exchange rate translation	61,549

Unrecognized tax benefit—December 31, 2011	1,594,597
Gross increases—accrued interest in current period	169,389
Settlements	—
Reverse due to lapse of statute of limitations	(322,378)
Exchange rate translation	10,289

Unrecognized tax benefit—December 31, 2012	1,451,897

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Share options	794,665	2,014,692	1,437,201
Non-vested restricted shares	1,425,502	142,018	2,561,347

Total share-based compensation	2,220,167	2,156,710	3,998,548

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2010	2011	2012
Average risk-free rate of return	2.63%	2.52%	2.00%
Weighted average expected option life	6 years	6 years	5.3 years
Estimated volatility	42.63%	49.7%	53.7%
Average dividend yield	Nil	Nil	Nil

Summary of Stock Option Activity

The following table summarizes option activity during 2012:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2012	1,353,059	11.78	8.6 years	5,363,141
Exercised	(75,694)	4.23
Forfeited	(91,598)	6.94
Replaced by restricted shares	(783,688)	14.27

Outstanding as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Vested and expected to vest as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Exercisable as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2012 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2012	84,375	3.95
Shares granted upon conversion of options	632,500	9.50
Granted	11,000	9.90
Vested	(241,248)	8.89
Forfeited	(18,740)	9.50

Non-vested as of December 31, 2012	467,887	8.82

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Revenue by Type of Service

Details of revenue by type of service are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
One-time commissions	29,248,348	49,624,166	46,193,749
Recurring services fee	8,615,211	22,539,160	39,584,531
Mutual fund service fee	—	—	917,226

Net revenues	37,863,559	72,163,326	86,695,506

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Significant Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	Years Ended December 31
	2010	2011	2012
	$	$	$
One-time commissions
Investee funds of Gefei Asset Management Co., Ltd.	—	—	3,866,439
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	1,226,227
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	—	1,024,790
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	819,199
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	748,914
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	1,698,949	594,592	645,699
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	—	411,614
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	1,987,969	215,657
Gopher Fund I	—	—	159,257
Sequoia Capital Investment Management (Tianjin) Co., Ltd	4,471,209	410,755	218,860
Financial products invested by the Group and affiliates	313,473	1,044,942	55,475
Recurring services fee
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	2,076,936	5,947,099	6,407,642
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	331,414	1,550,151	3,622,393
Investee funds of Gefei Asset Management Co., Ltd.	—	—	2,504,815
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	522,800	2,111,583
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	459,439
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	268,632
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	191,757
Gopher Fund I	—	—	14,002
Financial products invested by the Group and affiliates	176,688	665,769	1,010,330

Total	9,068,669	12,724,077	25,982,724

Amounts Due from Related Parties

As of December 31, 2011 and 2012, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2011	2012
	$	$
Investee funds of Gefei Asset Management Co., Ltd.	—	1,609,533
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	1,546,260
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	1,556,873	634,910
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	175,595	297,190
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	191,677
Gopher GP I	—	189,451
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	22,472
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd.	—	1,030
Others	1,937	—

Total	1,734,405	4,492,523

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 were as follows:

Year Ended December 31	$
2013	4,790,216
2014	3,003,773
2015	1,389,641
2016 and after	7,746,714

Total	16,930,344

Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Shanghai Noah Rongyao Investment Consulting Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug 24, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Financial Services Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr 18, 2008	[1]
Place of Incorporation	PRC	[1]
Percentage of Ownership	100.00%	[1]
Noah Private Wealth Management Hong Kong Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan 3, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Shanghai Rongyao Information Technology Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar 2, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Kunshan Noah Xingguan Investment Management Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug 12, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Holdings Hong Kong Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep 1, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%

[1]	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory wealth management and related financial services.

Noah Investments Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Sep 29, 2007	[1]
Place of Incorporation	PRC	[1]
Percentage of Ownership	100.00%	[1]
Shanghai Noah Rongyao Insurance Broker Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Sep 24, 2008
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Tianjin Gefei Asset Management Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Mar 18, 2010	[2]
Place of Incorporation	PRC	[2]
Percentage of Ownership	100.00%	[2]
Gefei Assets Management Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Feb 9, 2012	[2]
Place of Incorporation	PRC	[2]
Percentage of Ownership	100.00%	[2]

[1]	In February 2012, Shanghai Noah Investment Consulting Co., Ltd. was granted a mutual fund distribution license by the China Securities Regulatory Commission ("CSRC"), and was subsequently renamed as Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
[2]	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gefei Asset Management Co., Ltd ("Tianjin Gefei") and Gefei Asset Management Co., Ltd ("Gefei Asset") which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.

Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended										12 Months Ended								1 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2011 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2010 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Wuhu Gefeiyintai Investment Management Co., Ltd Investment	Dec. 31, 2012 Wuhu Gefeiyintai Investment Management Co., Ltd Newly Established Investment	Dec. 31, 2012 Sales Revenue Net Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Sales Revenue Net Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Sales Revenue Net Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Net Income Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Net Income Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Net Income Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Assets, Total Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Assets, Total Variable Interest Entity, Primary Beneficiary	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd USD ($)	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd CNY	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd USD ($)	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2012 Minimum CHINA	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2012 Maximum Wuhu Gefeiyintai Investment Management Co., Ltd	Dec. 31, 2012 Maximum CHINA
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders	$ 3,600,000			27,000,000
Concentration risk, percentage											8.30%	3.30%	11.00%	4.70%	(4.30%)	12.00%	18.70%	7.80%
Ownership percentage in affiliate to represent influence																							20.00%
Number of private equity funds the company invested					3	3	4
Equity Interest ownership																			40.00%	40.00%	15.00%	15.00%		1.00%			5.00%	2.00%
Number of real estate funds the company invested									1	38
Capital Injected in to a joint venture																			600,000	4,000,000	600,000	3,800,000
Loss from equity in affiliates	617,361	(21,347)	(25,137)
Investments in affiliates	6,055,343	2,434,689						6,055,204
Capitalized software development costs, amortization period																							2 years			4 years
Fair value of Long term investments	3,096,898	2,030,044
Multiple element arrangements, revenue allocation	If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.7%.
Business tax and related surcharges																									5.35%				5.65%
Cash subsidies	$ 4,295,029	$ 562,333	$ 172,737

Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 119,561,152		$ 136,859,336		$ 133,269,694		$ 12,115,771
Restricted cash	80,256		79,442
Short-term investments	49,035,610		20,714,145
Accounts receivable, net of allowance for doubtful accounts	10,055,724		6,233,227
Other current assets	3,624,590		2,192,988
Deferred tax assets	2,837,892		2,898,399
Property and equipment, net	4,387,953		4,436,936
Investment in affiliates	6,055,343		2,434,689
Other non-current assets	1,025,917		928,496
Total assets	205,369,468		180,942,359
Accrued payroll and welfare expenses	11,926,784		9,477,432
Income tax payable	2,446,040		1,932,895
Current uncertain tax position liabilities			322,378
Non-current uncertain tax position liabilities	1,451,897		1,272,219
Total liabilities	29,863,643		19,922,636
Net revenues	86,695,506		72,163,326		37,863,559
Other income	5,426,421		6,669,278		661,085
Net income (loss) attributable to Noah Shareholders	22,826,454		23,969,950		11,530,369
Cash flows provided by (used in) operating activities	29,953,666		21,286,623		21,431,109
Cash flows (used in) provided by investing activities	(34,565,150)		(20,818,246)		(6,149,500)
Cash flows provided by financing activities	(13,791,999)		680,694		105,142,505
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	13,121,222		2,666,520
Restricted cash	80,256		79,442
Short-term investments	15,150,847
Accounts receivable, net of allowance for doubtful accounts	187,783		104,793
Other current assets	2,005,541		838,014
Amounts due from the Group's subsidiaries			9,062,387
Deferred tax assets	478,015		423,704
Property and equipment, net	1,090,055		846,202
Investment in affiliates	6,055,204
Other non-current assets	150,946		77,911
Total assets	38,319,869		14,098,973
Accrued payroll and welfare expenses	793,300		171,725
Income tax payable	521,197		(19,597)
Current uncertain tax position liabilities			322,378
Amounts due to the Group's subsidiaries	18,475,369
Other current liabilities	1,252,490		141,082
Non-current uncertain tax position liabilities	1,015,003		1,004,714
Other long-term obligations	28,197
Total liabilities	22,085,556		1,620,302
Net revenues	7,233,911	[1]	2,417,148		4,158,482
Operating cost and expenses	(6,409,491)	[1]	(4,011,731)		(2,532,972)
Other income	200,319	[1]	159,745		269,440
Net income (loss) attributable to Noah Shareholders	1,086,355	[1]	(1,038,704)		1,387,515
Cash flows provided by (used in) operating activities	29,624,846	[1],[2]	(14,752,747)	[2]	5,829,563	[2]
Cash flows (used in) provided by investing activities	(21,368,983)	[1]	1,672,073		(836,028)
Cash flows provided by financing activities	$ 2,178,103	[1]

[1]	Tianjin Gefei's result of operations and cash flows are included in the presentation starting from March 2012.
[2]	Cash flows provided by financing activities in 2012 include amounts due to the Group's subsidiaries of $18,475,369.

Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Line Items]
Increase in amounts due to the Group's subsidiaries	$ 18,475,369

Product Providers or Underlying Corporate Borrowers which Accounted for Ten Percent or more of Total Revenues (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenue from major customer	$ 65,780,848	$ 63,636,367	$ 30,996,179
Customer A
Concentration Risk [Line Items]
Revenue from major customer			$ 6,485,735

Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Estimated Useful Lives in Years Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture, fixtures, and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Motor Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years

Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation Of Earnings Per Share Line Items
Net income attributable to ordinary shareholders	$ 22,826,454	$ 23,969,950	$ 11,422,021
Less: Amounts allocated to Series A convertible redeemable preferred shares for participating rights to dividends			(2,661,886)
Net income attributable to ordinary shareholders-basic and diluted	$ 22,826,454	$ 23,969,950	$ 8,760,135
Weighted average number of ordinary shares outstanding-basic	27,751,335	27,894,953	16,665,918
Weighted average number of ordinary shares outstanding-diluted	28,073,731	28,521,272	19,030,112
Basic net income per share	$ 0.82	$ 0.86	$ 0.53
Diluted net income per share	$ 0.81	$ 0.84	$ 0.46
Stock Options
Computation Of Earnings Per Share Line Items
Additional shares included in the calculation of diluted EPS	249,756	607,791	447,139
Restricted Stock
Computation Of Earnings Per Share Line Items
Additional shares included in the calculation of diluted EPS	72,640	18,528	1,917,055

Antidilutive Securities Excluded from Computation of Earning Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	570,432	626,319	6,153,100
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	570,432	626,319	253,100
Series A Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share			5,900,000

Investment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
- Current	$ 49,035,610	$ 20,714,145
- Non-current		1,892,308
Other long-term investments	3,106,692
Total	$ 52,142,302	$ 22,606,453

Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 2,451,731	$ 1,953,619	$ 179,069
Held-to-maturity securities	52,142,302	22,606,453
Held-to-maturity Securities
Schedule of Held-to-maturity Securities [Line Items]
Investment income	3,044,856	1,368,358	225,213
Interest receivable	539,586	527,771
Held-to-maturity Securities | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities	$ 11,917,947

Property and Equipment Net (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 1,987,265	$ 1,754,027
Furniture, fixtures and equipment	2,953,863	2,425,928
Motor vehicles	741,551	599,433
Software	1,378,745	655,186
Property, Plant and Equipment, Gross, Total	7,061,424	5,434,574
Accumulated depreciation	(3,429,370)	(1,806,326)
Property Plant And Equipment Net Excluding Construction In Progress, Total	3,632,054	3,628,248
Construction in progress	755,899	808,688
Property and equipment, net	$ 4,387,953	$ 4,436,936

Property and Equipment Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,814,528	$ 1,001,862	$ 390,327

Other Current Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Current [Line Items]
Accrued expenses	$ 2,901,847	$ 1,316,086
Accrued professional service fees	1,032,931	352,892
Conference fee payable	169,339	77,457
Other payables	1,058,728	1,784,789
Deferred revenues	5,320,260	981,340
Other tax payable	1,468,789	550,386
Other liabilities, current	$ 11,951,894	$ 5,062,950

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent	Dec. 31, 2012 If underpayment of tax liability exceeding RMB0.1 million	Dec. 31, 2012 In the case of a related party transaction	Dec. 31, 2012 CHINA	Dec. 31, 2012 Interest Related To Uncertain Tax Positions	Dec. 31, 2011 Interest Related To Uncertain Tax Positions	Dec. 31, 2010 Interest Related To Uncertain Tax Positions
Income Taxes [Line Items]
PRC income tax rate	25.00%	25.00%				25.00%
Operating loss carry forward	$ 4,700,000
Operating loss carry forwards expiration year	2017
Operating loss carry forward, valuation allowance	527,040
Withholding income tax rate	10.00%
Undistributed profits that the Group has both the intent and ability to permanently reinvest	94,300,000
Unrecognized tax benefit, accrued interest in current period	436,894	267,505					169,389	168,926	98,579
Unrecognized tax benefit, statute of limitations			3 years	5 years	10 years
Reversal of unrecognized tax benefits previously recorded, statute of limitations	$ 322,378

Tax Expense Benefit (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current Tax	$ 9,455,994	$ 9,436,752
Deferred Tax	(476,345)	(1,657,344)
Total	$ 8,979,649	$ 7,779,408	$ 4,790,089

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.95%	0.27%
Effect of uncertain tax positions	(0.48%)	0.53%
Effect of different tax rate of subsidiary operation in other jurisdiction	0.72%	(1.52%)
Effect of nondeductible accumulative losses	1.68%
Effect of others	0.85%	0.21%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Total	28.72%	24.49%

Principal Components of Deferred Income Tax Asset and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued expenses	$ 3,104,439	$ 2,489,684
Tax loss carry forward	1,054,789	544,771
Unrealized other income	414,217	475,835
Others	17,569	58,040
Gross deferred tax assets	4,591,014	3,568,330
Valuation allowance	(527,040)
Net deferred tax assets	4,063,974	3,568,330
Current	2,958,158	3,030,342
Non-current	1,105,816	537,988
Deferred tax liabilities:
Unrealized investment income	120,266	131,943
Total deferred tax liabilities	120,266	131,943
Current	120,266	131,943
Non-current

Movement of Uncertain Tax Positions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefit, beginning balance	$ 1,594,597	$ 1,364,122	$ 1,223,250
Gross increases-accrued interest in current period	169,389	168,926	98,579
Settlements
Reverse due to lapse of statute of limitations	(322,378)
Exchange rate translation	10,289	61,549	42,293
Unrecognized tax benefit, ending balance	$ 1,451,897	$ 1,594,597	$ 1,364,122

Series A Convertible Redeemable Preferred Shares - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum	Dec. 31, 2012 After Stock Split	Dec. 31, 2012 If the total proceeds received was equal to or more than $81,250,000	Sep. 30, 2007 Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued, share							2,950,000
Stock issued, price per share							$ 1.322
Stock issued, value		$ 105,142,505					$ 3,900,000
Preferred stock, initial conversion price	$ 1.322				$ 0.661
Consent of holders of outstanding preferred shares required for conversion				60.00%
Gross proceeds from Qualified Initial Public Offering that trigger conversion of preferred shares		115,920,000		50,000,000
Implied valuation of the company that trigger conversion of preferred stock				300,000,000
Preferred stock, non-cumulative dividend per annum	5.00%
Preferred stock, redemption period	5 years
Preferred stock, preference amount, in the event of liquidation or sale, as a percentage of issue price	150.00%					100.00%
Proceeds from sale of assets that trigger payment of 100% of the Series A issue price				81,250,000
Derivative liability	147,500
Gain (Loss) on change in fair value of derivative liabilities		354,000	(796,500)
Deemed dividend on Series A convertible redeemable preferred shares		108,348
Derecognition upon modification		$ 2,153,500

Share Repurchase - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired, shares	845,139
Payment for purchase of treasury stock	$ 8,520,763
American Depositary Share
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired, shares	1,690,278

Share Based Compensation Expense by Type of Award (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 3,998,548	$ 2,156,710	$ 2,220,167
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,437,201	2,014,692	794,665
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 2,561,347	$ 142,018	$ 1,425,502

Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended						1 Months Ended		12 Months Ended						12 Months Ended
	Nov. 30, 2012	Sep. 30, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 Shares Vesting in May Twenty Thirteen	Nov. 30, 2012 Shares Vesting in November Twenty Thirteen	Dec. 31, 2012 Conversion of Options to restricted shares After Modification	Dec. 31, 2012 Conversion of Options to restricted shares Before Modification	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options Modification of Exercise Price After Modification	Dec. 31, 2012 Stock Options Modification of Exercise Price After Modification American Depositary Share	Dec. 31, 2012 Stock Options Modification of Exercise Price Before Modification	Jun. 30, 2010 Stock Repurchase Right	Sep. 30, 2007 Stock Repurchase Right	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2012 Restricted Stock Modification of Exercise Price	Dec. 31, 2012 Restricted Stock Modification of Exercise Price After Modification	Dec. 31, 2012 Restricted Stock Modification of Exercise Price Before Modification	Dec. 31, 2012 Restricted Stock Conversion of Options to restricted shares	Dec. 31, 2012 Nonvested Stock Option Modification of Exercise Price	Dec. 31, 2012 Vested Stock Options Modification of Exercise Price	Dec. 31, 2012 Stock Incentive Plan 2008	Dec. 31, 2012 Stock Incentive Plan 2010	Dec. 31, 2012 Stock Incentive Plan 2010 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock																											8.00%	10.00%
Maximum number of shares that may be issued																												2,315,000
Stock incentive plans, term																	4 years												10 years
Stock incentive vested on first anniversary																	25.00%												25.00%
Stock incentive vesting ratably over the following 36 months																	75.00%												75.00%
Weighted average grant date fair value of options granted				$ 12.09	$ 5.62
Options exercised			75,694	66,961
Option exercise price			$ 9.44	$ 11.78				$ 0	$ 9.52				$ 12.12	$ 6.06	$ 19.81							$ 0	$ 5.58
Incremental compensation cost related to plan modified																					$ 200,000			$ 2,200,000	$ 700,000	$ 200,000
Unrecognized compensation expense related to unvested share options
Shares subject to transfer restrictions		10,800,000
Share-based compensation			3,998,548	2,156,710	2,220,167					1,437,201	2,014,692	794,665				919,221		2,561,347	142,018	1,425,502
Unrecognized compensation expense, period for recognition																		2 years			2 years
Restricted shares granted	11,000		11,000																		150,000
Percentage of restricted shares vested immediately	25.00%
Restricted shares granted, vesting percentage						25.00%	50.00%
Total fair value of non-vested restricted shares			2,144,851	259,219	1,370,250
Unrecognized compensation expense related to non-vested restricted shares			$ 6,849,214

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.00%	2.52%	2.63%
Weighted average expected option life	5 years 3 months 18 days	6 years	6 years
Estimated volatility	53.70%	49.70%	42.63%
Average dividend yield

Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Outstanding as of January 1, 2012	1,353,059
Exercised	(75,694)	(66,961)
Forfeited	(91,598)
Replaced by restricted shares	(783,688)
Outstanding as of December 31, 2012	402,079	1,353,059
Vested and expected to vest as of December 31, 2012	402,079
Exercisable as of December 31, 2012	402,079
Weighted-Average Exercise Price
Outstanding as of January 1, 2012	$ 11.78
Exercised	$ 4.23
Forfeited	$ 6.94
Replaced by restricted shares	$ 14.27
Outstanding as of December 31, 2012	$ 9.44	$ 11.78
Vested and expected to vest as of December 31, 2012	$ 9.44
Exercisable as of December 31, 2012	$ 9.44
Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2012	7 years	8 years 7 months 6 days
Outstanding as of December 31, 2012	7 years	8 years 7 months 6 days
Vested and expected to vest as of December 31, 2012	7 years
Exercisable as of December 31, 2012	7 years
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2012	$ 5,363,141
Outstanding as of December 31, 2012	2,226,146	5,363,141
Vested and expected to vest as of December 31, 2012	2,226,146
Exercisable as of December 31, 2012	$ 2,226,146

Summary of Non Vested Restricted Share Activity (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012
Number of non-vested restricted shares
Beginning Balance		84,375
Shares granted upon conversion of options		632,500
Granted	11,000	11,000
Vested		(241,248)
Forfeited		(18,740)
Ending Balance		467,887
Weighted-average grant-date fair value
Beginning Balance		$ 3.95
Shares granted upon conversion of options		$ 9.5
Granted		$ 9.9
Vested		$ 8.89
Forfeited		$ 9.5
Ending Balance		$ 8.82

Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Contribution for multi-employer defined contribution plan	$ 2,277,079	$ 874,291	$ 758,287

Distribution of Profits - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund			10.00%
Maximum profit after taxation transferred to general reserve fund			50.00%
General reserve fund of PRC subsidiaries			$ 3,573,002	$ 1,590,077
Restricted share capital of PRC subsidiaries			59,715,031	30,476,898
Restricted net assets of PRC subsidiaries			63,288,033	32,066,975
Cash dividend declared		$ 0.28
Dividend distribution	7,856,908
American Depositary Shares
Workers' Compensation Insurance and Reserves [Line Items]
Cash dividend declared		$ 0.14
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets of PRC subsidiaries			$ 17,620,580	$ 4,978,338

Revenue by Type of Service (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 86,695,506	$ 72,163,326	$ 37,863,559
One Time Commissions
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	46,193,749	49,624,166	29,248,348
Recurring Services Fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	39,584,531	22,539,160	8,615,211
Mutual fund service fee
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 917,226

Significant Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Related party revenues	$ 25,982,724	$ 12,724,077	$ 9,068,669
Gefei Assets Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	3,866,439
Gefei Assets Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	2,504,815
Wuhu Gefei Asset Management Co., Ltd. | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	1,226,227
Wuhu Gefei Asset Management Co., Ltd. | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	191,757
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	1,024,790
Shanghai Gefeilanguang Investment Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	819,199
Shanghai Gefeilanguang Investment Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	459,439
Chongqing Gefei Longxin Equity Investment Management Co., Ltd . | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	748,914
Chongqing Gefei Longxin Equity Investment Management Co., Ltd . | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	268,632
Tianjin Gefei Asset Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	645,699	594,592	1,698,949
Tianjin Gefei Asset Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	3,622,393	1,550,151	331,414
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership) | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	411,614
Kunshan Jingzhao Equity Investment Management Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	215,657	1,987,969
Kunshan Jingzhao Equity Investment Management Co., Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	2,111,583	522,800
Gopher Capital GP Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	159,257
Gopher Capital GP Ltd | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	14,002
Sequoia Capital Investment Management (Tianjin) Co., Ltd | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	218,860	410,755	4,471,209
Financial Products Invested By Group And Affiliates | One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	55,475	1,044,942	313,473
Financial Products Invested By Group And Affiliates | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	1,010,330	665,769	176,688
Sequoia Capital Investment Management Tianjin Company Limited | Recurring Services Fees
Related Party Transaction [Line Items]
Related party revenues	$ 6,407,642	$ 5,947,099	$ 2,076,936

Amounts Due from Related Parties (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 4,492,523	$ 1,734,405
Gefei Assets Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	1,609,533
Wuhu Gefei Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,546,260
Kunshan Jingzhao Equity Investment Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	634,910	1,556,873
Tianjin Gefei Asset Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	297,190	175,595
Shanghai Gefeilanguang Investment Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	191,677
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	189,451
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Amounts due from related parties	22,472
Chongqing Gefei Longxin Equity Investment Management Co., Ltd .
Related Party Transaction [Line Items]
Amounts due from related parties	1,030
Others
Related Party Transaction [Line Items]
Amounts due from related parties		$ 1,937

Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) (USD $)	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 4,790,216
2014	3,003,773
2015	1,389,641
2016 and after	7,746,714
Total	$ 16,930,344

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Disclosure [Line Items]
Rental expenses	$ 5,175,287	$ 3,681,838	$ 2,005,194

Subsequent Events - Additional Information (Detail)	1 Months Ended					1 Months Ended
	Feb. 28, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 22, 2013 Corporate Joint Venture Zhejiang Vanke Noah Assets Management Company Limited USD ($)	Mar. 22, 2013 Corporate Joint Venture Zhejiang Vanke Noah Assets Management Company Limited CNY	Feb. 28, 2013 Dividend Declared USD ($)	Feb. 28, 2013 Dividend Declared American Depositary Share USD ($)
Subsequent Event [Line Items]
First annual cash dividend declared	$ 0.28					$ 0.28	$ 0.14
First annual cash dividend declared, payable date						2013-04
First annual cash dividend declared, record date						Mar 20, 2013
Percentage of Ownership				51.00%	51.00%
Equity interest investments		$ 6,055,343	$ 2,434,689	$ 4,100,000	25,500,000

Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 119,561,152	$ 136,859,336	$ 133,269,694	$ 12,115,771
Deferred tax assets	2,837,892	2,898,399
Other current assets	3,624,590	2,192,988
Total current assets	189,687,747	170,711,942
Investment in subsidiaries and VIE	6,055,343	2,434,689
Non-current deferred tax assets	1,105,816	537,988
Other non-current assets	1,025,917	928,496
Total assets	205,369,468	180,942,359
Current liabilities
Other current liabilities	11,951,894	5,062,950
Total current liabilities	26,324,718	16,795,655
Uncertain tax position liabilities	1,451,897	1,272,219
Other non-current liabilities	2,087,028	1,854,762
Total liabilities	29,863,643	19,922,636
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	14,140	13,981
Treasury stock (845,139 ordinary shares as of December 31, 2012)	(8,520,763)
Additional paid-in capital	123,310,962	118,905,004
Retained earnings	53,357,034	38,387,488
Accumulated other comprehensive income	5,049,978	3,713,250
Total shareholders' equity	173,211,351	161,019,723
Total Liabilities and Equity	205,369,468	180,942,359
Parent Company
Current assets
Cash and cash equivalents	50,987,910	84,371,832	105,813,807	24,561
Due from subsidiaries and VIEs	39,383,242	22,789,147
Deferred tax assets	52,879	52,879
Other current assets	418,211	197,363
Total current assets	90,842,242	107,411,221
Investment in subsidiaries and VIE	80,456,741	55,580,144
Non-current deferred tax assets	361,338	414,217
Other non-current assets	2,217
Total assets	171,662,538	163,405,582
Current liabilities
Other current liabilities	339,302	758,674
Total current liabilities	339,302	758,674
Uncertain tax position liabilities	436,894	267,505
Other non-current liabilities	1,186,104	1,359,680
Total liabilities	1,962,300	2,385,859
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	14,140	13,981
Treasury stock (845,139 ordinary shares as of December 31, 2012)	(8,520,763)
Additional paid-in capital	119,799,849	118,905,004
Retained earnings	53,357,034	38,387,488
Accumulated other comprehensive income	5,049,978	3,713,250
Total shareholders' equity	169,700,238	161,019,723
Total Liabilities and Equity	$ 171,662,538	$ 163,405,582

Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,279,528	27,962,586
Ordinary shares, shares outstanding	27,434,389	27,962,586
Ordinary shares, treasury stock	845,139
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,279,528	27,962,586
Ordinary shares, shares outstanding	27,434,389	27,962,586
Ordinary shares, treasury stock	845,139

Condensed Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating cost and expenses
Cost of revenue	$ 17,971,305	$ 14,805,431	$ 6,570,752
Selling expenses	27,338,878	19,262,014	8,488,457
General and administrative expenses	19,835,319	13,556,787	7,292,577
Total operating cost and expenses	60,850,473	47,061,899	22,179,049
Loss from operations	25,845,033	25,101,427	15,684,510
Other income (expenses):
Interest income	2,451,731	1,953,619	179,069
Other income	110,690	128,425	(23,855)
Foreign exchange (loss) gain	(180,856)	3,218,876	(129,205)
Total other income	5,426,421	6,669,278	661,085
(Loss) gain before taxes and income from equity in affiliates	31,271,454	31,770,705	16,345,595
Income tax expenses	(8,979,649)	(7,779,408)	(4,790,089)
Equity in profit of subsidiaries and VIE	617,361	(21,347)	(25,137)
Net income attributable to Noah Holdings Ltd. shareholders	22,826,454	23,969,950	11,530,369
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Net income attributable to ordinary shareholders	22,826,454	23,969,950	11,422,021
Parent Company
Operating cost and expenses
Cost of revenue	186,624	195,542	50,677
Selling expenses	126,238	973,734	350,555
General and administrative expenses	1,454,339	2,074,871	1,796,820
Total operating cost and expenses	1,767,201	3,244,147	2,198,052
Loss from operations	(1,767,201)	(3,244,147)	(2,198,052)
Other income (expenses):
Interest income	1,157,512	1,145,683	7,212
Other income	173,576	204,293	354,000
Foreign exchange (loss) gain	(55,037)	3,722,746	(129,203)
Total other income	1,276,051	5,072,722	232,009
(Loss) gain before taxes and income from equity in affiliates	(491,150)	1,828,575	(1,966,043)
Income tax expenses	(222,265)	(231,752)	(98,126)
Equity in profit of subsidiaries and VIE	23,539,869	22,373,127	13,594,538
Net income attributable to Noah Holdings Ltd. shareholders	22,826,454	23,969,950	11,530,369
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Net income attributable to ordinary shareholders	$ 22,826,454	$ 23,969,950	$ 11,422,021

Condensed Statement of Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss) [Line Items]
Net income	$ 22,826,454	$ 23,969,950	$ 11,530,369
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,370,387	2,583,548	737,971
Other comprehensive income	1,370,387	2,583,548	737,971
Comprehensive income	24,279,553	26,553,498	12,268,340
Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	24,163,182	26,553,498	12,159,992
Parent Company
Comprehensive Income (Loss) [Line Items]
Net income	22,826,454	23,969,950	11,530,369
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,336,728	2,583,548	737,971
Other comprehensive income	1,336,728	2,583,548	737,971
Comprehensive income	24,163,182	26,553,498	12,268,340
Less: Deemed dividend on Series A convertible redeemable preferred shares			108,348
Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	$ 24,163,182	$ 26,553,498	$ 12,159,992

Condensed Statements of Cash flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to Noah shareholders	$ 22,826,454	$ 23,969,950	$ 11,530,369
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	3,998,548	2,156,710	2,220,167
Gain on change in fair value of derivative liabilities			(354,000)	796,500
Changes in operating assets and liabilities:
Amount due from related party	(2,740,357)	(667,489)	(1,017,434)
Other current assets	(1,090,320)	42,358	(1,692,942)
Deferred tax assets	(476,354)	(1,657,344)	(1,486,148)
Uncertain tax position liabilities	(156,289)	168,926	98,577
Other current liabilities	7,045,670	652,625	2,689,400
Other non-current liabilities	227,196	896,987	957,775
Net cash provided by (used in) operating activities	29,953,666	21,286,623	21,431,109
Cash flows from investing activities:
Investment in subsidiaries and VIE	(2,978,360)	(1,554,229)	(885,119)
Net cash used in investing activities	(34,565,150)	(20,818,246)	(6,149,500)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering (Issuance costs of) refunds from the			115,920,000
initial public offering		31,022	(10,777,495)
Proceeds from issuance of ordinary shares upon exercise of stock options	407,569	649,672
Share repurchase	(8,520,763)
Net cash provided by (used in) financing activities	(13,791,999)	680,694	105,142,505
Net increase (decrease) in cash and cash equivalents	(17,298,184)	3,589,642	121,153,923
Cash and cash equivalents- beginning of year	136,859,336	133,269,694	12,115,771
Cash and cash equivalents- end of year	119,561,152	136,859,336	133,269,694	12,115,771
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders	22,826,454	23,969,950	11,530,369
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	487,435	2,156,710	2,220,167
Gain on change in fair value of derivative liabilities			(354,000)
Gain from equity in subsidiaries and VIE	(23,539,869)	(22,373,127)	(13,594,538)
Changes in operating assets and liabilities:
Amount due from related party	405,905	(18,788)	229,641
Other current assets	(223,065)	1,039,117	(1,236,480)
Deferred tax assets	52,879	(467,096)
Uncertain tax position liabilities	169,389	168,926	98,579
Other current liabilities	(419,372)	(144,901)	903,575
Other non-current liabilities	(173,576)	401,905	957,775
Net cash provided by (used in) operating activities	(413,820)	4,732,696	755,088
Cash flows from investing activities:
Increase in amount due from subsidiaries and VIEs	(17,000,000)	(23,000,000)
Investment in subsidiaries and VIE		(3,855,366)
Net cash used in investing activities	(17,000,000)	(26,855,366)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering (Issuance costs of) refunds from the			115,920,000
initial public offering		31,022	(10,777,494)
Dividends paid	(7,856,908)		(108,348)
Proceeds from issuance of ordinary shares upon exercise of stock options	407,569	649,673
Share repurchase	(8,520,763)
Net cash provided by (used in) financing activities	(15,970,102)	680,695	105,034,158
Net increase (decrease) in cash and cash equivalents	(33,383,922)	(21,441,975)	105,789,246
Cash and cash equivalents- beginning of year	84,371,832	105,813,807	24,561
Cash and cash equivalents- end of year	$ 50,987,910	$ 84,371,832	$ 105,813,807